UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Mark Kemper UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)
Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification—September 30, 2017 (unaudited)1,2

Bonds Corporate bonds	Percentage of net assets
Air freight & logistics	0.03%
Automobiles	0.13
Banks	9.35
Beverages	1.46
Biotechnology	0.82
Capital markets	2.45
Chemicals	0.81
Commercial services & supplies	0.15
Communications equipment	0.15
Construction & engineering	0.71
Consumer finance	0.68
Diversified financial services	1.34
Diversified telecommunication services	2.72
Electric utilities	3.09
Electrical equipment	0.08
Energy equipment & services	0.25
Equity real estate investment trusts (REITs)	1.11
Food & staples retailing	0.46
Food products	0.47
Gas utilities	0.89
Health care equipment & supplies	0.39
Health care providers & services	0.52
Hotels, restaurants & leisure	0.07
Household products	0.61
Independent power and renewable electricity producers	0.26
Industrial conglomerates	0.56
Insurance	3.80
Internet & direct marketing retail	0.27
Internet software & services	0.37
Life sciences tools & services	0.24
Machinery	0.13
Media	1.60
Metals & mining	0.73
Multi-utilities	0.65
Oil, gas & consumable fuels	4.56
Pharmaceuticals	1.91
Real estate management & development	0.52
Road & rail	0.53
Semiconductors & semiconductor equipment	0.37
Software	0.59
Specialty retail	0.17
Technology hardware, storage & peripherals	0.61
Tobacco	1.26
Transportation infrastructure	0.36
Water utilities	0.68
Wireless telecommunication services	0.61
Total corporate bonds	49.52%
Asset-backed securities	0.05
Collateralized debt obligations	0.00 [3]
Collateralized mortgage obligations	0.00 [3]
U.S. treasury obligations	9.61
Total bonds	59.18%
Exchange traded funds	4.51
Short-term investments	29.48
Investment of cash collateral from securities loaned	2.33
Total investments	95.50%
Cash and other assets, less liabilities	4.50
Net assets	100.00%

1

Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The Fund’s portfolio is actively managed and its composition will vary over time.
3	Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds: 59.18%
Corporate bonds: 49.52%
Australia: 3.16%
Adani Abbot Point Terminal Pty. Ltd.,
6.750%, due 11/01/18[1]	AUD	700,000	$549,267
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]	$20,000		20,780
4.200%, due 03/23/25[2]	250,000		259,751
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	220,000	272,382
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[1]	$250,000		262,342
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]	EUR	150,000	186,495
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$90,000		106,363
Commonwealth Bank of Australia,
2.050%, due 09/18/20[2]	145,000		144,724
National Australia Bank Ltd.,
(EUR Swap Annual 5 Year + 1.650%),
2.000%, due 11/12/24[1,3]	EUR	250,000	303,613
Optus Finance Pty. Ltd.,
4.625%, due 10/15/19[1]	$200,000		208,959
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]	EUR	325,000	411,018
5.450%, due 10/14/21[1]	$235,000		255,712
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]	205,000		205,222
(USD Swap Semi 10 Year + 4.300%),
6.750%, due 12/02/44[1,3]	395,000		444,758
Scentre Group Trust 1, REIT
1.375%, due 03/22/23[1]	EUR	200,000	243,668
1.500%, due 07/16/20[1]	150,000		183,441
SGSP Australia Assets Pty. Ltd.,
2.000%, due 06/30/22[1]	125,000		157,726
3.250%, due 07/29/26[1]	$200,000		198,230
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	120,000		129,758
Transurban Finance Co. Pty. Ltd.,
1.875%, due 09/16/24[1]	EUR	100,000	124,726
Westpac Banking Corp.,
2.800%, due 01/11/22	$85,000		86,282
(USD ICE Swap Rate 5 Year + 2.890%),
5.000%, due 09/21/27[3,4]	170,000		169,768
Total Australia corporate bonds			4,924,985

Belgium: 0.65%
AG Insurance SA,
(EUR Swap Annual 5 Year + 3.880%),
3.500%, due 06/30/47[1,3]	EUR	200,000	252,927

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Belgium—(Concluded)
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]	EUR	280,000	$339,559
1.500%, due 03/17/25[1]	240,000		297,360
RESA SA,
1.000%, due 07/22/26[1]	100,000		115,935
Total Belgium corporate bonds			1,005,781

Bermuda: 0.14%
Bacardi Ltd.,
2.750%, due 07/03/23[1]	170,000		223,563

Brazil: 0.16%
Vale SA,
5.625%, due 09/11/42		$245,000	248,185

Canada: 0.99%
Bank of Montreal,
6.020%, due 05/02/18	CAD	220,000	180,768
Bell Canada, Inc.,
4.750%, due 09/29/44	50,000		41,143
Canadian Natural Resources Ltd.,
2.950%, due 01/15/23		$125,000	124,228
3.850%, due 06/01/27	135,000		136,362
4.950%, due 06/01/47	50,000		52,395
Cenovus Energy, Inc.,
4.250%, due 04/15/27[2]	160,000		158,571
Nexen Energy ULC,
6.400%, due 05/15/37	165,000		211,719
Royal Bank of Canada,
2.980%, due 05/07/19[1]	CAD	160,000	130,262
Suncor Energy, Inc.,
6.500%, due 06/15/38		$205,000	266,364
TELUS Corp.,
3.750%, due 01/17/25	CAD	55,000	45,314
Yamana Gold, Inc.,
4.950%, due 07/15/24		$185,000	189,625
Total Canada corporate bonds			1,536,751

Cayman Islands: 0.88%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]	125,000		135,000
Noble Holding International Ltd.,
7.700%, due 04/01/25	110,000		94,050
Phoenix Group Holdings,
4.125%, due 07/20/22[1]	GBP	250,000	352,389
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]		$200,000	203,807
Transocean, Inc.,
6.800%, due 03/15/38[5]	140,000		114,100
XLIT Ltd.,
(EURIBOR 3 Month + 2.900%),
3.250%, due 06/29/47[3]	EUR	200,000	232,014
5.250%, due 12/15/43		$85,000	93,785

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Cayman Islands—(Concluded)
Yorkshire Water Services Bradford Finance Ltd.,
(ICE LIBOR GBP 3 Month + 7.700%),
3.750%, due 03/22/46[1,3]	GBP	100,000	$142,199
Total Cayman Islands corporate bonds			1,367,344

Curacao: 0.05%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	$75,000		75,750

Czech Republic: 0.08%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	100,000	126,257

Denmark: 0.09%
DONG Energy A/S,
(EUR Swap Annual 5 Year + 2.820%),
3.000%, due 11/06/3015[1,3]	115,000		142,542

Finland: 0.44%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]	230,000		293,670
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]	125,000		155,176
4.625%, due 02/04/19[1]	195,000		244,068
Total Finland corporate bonds			692,914

France: 1.58%
APRR SA,
2.250%, due 01/16/20[1]	200,000		248,371
Arkema SA,
1.500%, due 01/20/25[1]	100,000		122,201
AXA SA,
(EURIBOR 3 Month + 3.750%),
3.375%, due 07/06/47[1,3]	100,000		128,147
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]	100,000		129,730
BNP Paribas SA,
2.700%, due 08/20/18	$170,000		171,517
Credit Logement SA,
(EURIBOR 3 Month + 1.150%),
0.821%, due 12/16/17[1,3,4]	EUR	150,000	151,033
Electricite de France SA,
(USD Swap Semi 10 Year + 3.040%),
5.625%, due 01/22/24[2,3,4]	$180,000		188,100
6.950%, due 01/26/39[2]	95,000		127,505
Engie SA,
(EUR Swap Annual 8 Year + 3.420%),
4.750%, due 07/10/21[1,3,4]	EUR	200,000	266,637
RTE Reseau de Transport d’Electricite SA,
1.000%, due 10/19/26[1]	100,000		117,471

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
France—(Concluded)
Sanofi,
0.000%, due 01/13/20[1]	EUR	300,000	$355,425
TDF Infrastructure SAS,
2.875%, due 10/19/22[1]	100,000		128,579
TOTAL SA,
(EUR Swap Annual 5 Year + 2.150%),
2.625%, due 02/26/25[1,3,4]	165,000		197,695
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]	100,000		126,870
Total France corporate bonds			2,459,281

Germany: 0.88%
Allianz SE,
(EURIBOR 3 Month + 3.600%),
4.750%, due 10/24/23[1,3,4]	100,000		137,309
alstria office REIT-AG, REIT
2.250%, due 03/24/21[1]	400,000		501,261
Deutsche Bank AG,
1.875%, due 02/28/20[1]	GBP	200,000	268,900
Henkel AG & Co. KGaA,
0.875%, due 09/13/22[1]	85,000		111,518
1.500%, due 09/13/19[1]	$350,000		347,719
Total Germany corporate bonds			1,366,707

Hong Kong: 0.26%
AIA Group Ltd.,
1.750%, due 03/13/18[1]	200,000		199,682
CNAC HK Finbridge Co. Ltd.,
3.500%, due 07/19/22[1]	200,000		200,990
Total Hong Kong corporate bonds			400,672

Ireland: 0.93%
Aquarius & Investments plc for Swiss Reinsurance Co. Ltd.,
(USD Swap Semi 5 Year + 5.210%),
6.375%, due 09/01/24[1,3]	200,000		210,550
Fresenius Finance Ireland plc,
0.875%, due 01/31/22[1]	EUR	90,000	107,776
1.500%, due 01/30/24[1]	80,000		96,644
GAS Networks Ireland,
1.375%, due 12/05/26[1]	120,000		144,566
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	$604,000		658,366
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	150,000		149,437
3.200%, due 09/23/26	90,000		88,687
Total Ireland corporate bonds			1,456,026

Italy: 0.80%
CDP Reti SpA,
1.875%, due 05/29/22[1]	EUR	155,000	190,184

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Italy—(Concluded)
Intesa Sanpaolo SpA,
3.875%, due 01/16/18	$320,000		$321,765
4.375%, due 10/15/19[1]	EUR	100,000	128,559
Italgas SpA,
1.625%, due 01/19/27[1]	100,000		121,351
Snam SpA,
1.375%, due 11/19/23[1]	110,000		134,591
UniCredit SpA,
(USD Swap Semi 5 Year + 5.510%),
6.375%, due 05/02/23[1,3]	$340,000		347,427
Total Italy corporate bonds			1,243,877

Japan: 0.29%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.350%, due 09/08/19[1]	200,000		201,118
Mitsubishi UFJ Financial Group, Inc.,
2.665%, due 07/25/22	130,000		129,796
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21	125,000		127,023
Total Japan corporate bonds			457,937

Jersey: 0.47%
AA Bond Co. Ltd.,
2.875%, due 01/31/22[1]	GBP	174,000	235,488
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]	140,000		221,135
Heathrow Funding Ltd.,
4.600%, due 02/15/18[1]	EUR	150,000	180,352
HSBC Bank Capital Funding Sterling 2 LP,
(ICE LIBOR GBP 6 Month + 1.850%),
5.862%, due 04/07/20[3,4]	GBP	70,000	102,711
Total Jersey corporate bonds			739,686

Luxembourg: 0.83%
ADO Properties SA,
1.500%, due 07/26/24[1]	EUR	200,000	236,505
Allergan Funding SCS,
1.250%, due 06/01/24	205,000		244,004
2.125%, due 06/01/29	100,000		120,672
3.450%, due 03/15/22	$160,000		166,039
4.750%, due 03/15/45	52,000		56,290
Dream Global Funding I Sarl, REIT
1.375%, due 12/21/21[1]	EUR	400,000	472,317
Total Luxembourg corporate bonds			1,295,827

Mexico: 0.76%
America Movil SAB de CV,
5.000%, due 03/30/20	$185,000		198,320
Series A, (EUR Swap Annual 5 Year + 3.850%),
5.125%, due 09/06/73[1,3]	EUR	145,000	178,376
Mexichem SAB de CV,
4.000%, due 10/04/27[2]	$200,000		199,100
5.500%, due 01/15/48[2]	200,000		197,300

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Mexico—(Concluded)
Petroleos Mexicanos,
3.750%, due 02/21/24[1]	EUR	180,000	$226,304
5.500%, due 02/24/25[1]	130,000		177,693
Total Mexico corporate bonds			1,177,093

Netherlands: 4.12%
Achmea BV,
2.500%, due 11/19/20[1]	380,000		480,977
(EURIBOR 3 Month + 4.550%),
4.250%, due 02/04/25[1,3,4]	105,000		130,292
ATF Netherlands BV,
1.875%, due 01/19/26[1]	200,000		235,699
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]	255,000		314,635
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[1]	245,000		306,188
Cooperatieve Rabobank UA,
1.700%, due 03/19/18	$330,000		330,370
(EUR Swap Annual 5 Year + 5.250%),
5.500%, due 06/29/20[1,3,4]	EUR	250,000	315,982
Demeter Investments BV for Swiss Life AG,
(EURIBOR 3 Month + 4.330%),
4.375%, due 06/16/25[1,3,4]	215,000		281,564
Deutsche Telekom International Finance BV,
0.625%, due 04/03/23[1]	70,000		83,359
6.500%, due 04/08/22[1]	GBP	70,000	113,952
EDP Finance BV,
2.000%, due 04/22/25[1]	EUR	155,000	191,867
ELM BV for Swiss Reinsurance Co. Ltd.,
(EURIBOR 6 Month + 3.050%),
2.600%, due 09/01/25[1,3,4]	130,000		155,293
Heineken NV,
2.125%, due 08/04/20[1]	100,000		125,213
ING Bank NV,
(USD ICE Swap Rate 5 Year + 2.700%),
4.125%, due 11/21/23[1,3]	$210,000		213,780
ING Groep NV,
3.150%, due 03/29/22	200,000		203,748
Mylan NV,
2.250%, due 11/22/24[1]	EUR	140,000	173,048
3.125%, due 11/22/28[1]	180,000		227,324
NN Group NV,
0.875%, due 01/13/23[1]	170,000		203,820
Nomura Europe Finance NV,
1.500%, due 05/12/21[1]	180,000		221,395
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]	210,000		249,692
2.750%, due 04/08/21[1]	175,000		223,888
Ren Finance BV,
2.500%, due 02/12/25[1]	180,000		228,374

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
Shell International Finance BV,
1.250%, due 11/10/17	$245,000		$244,982
4.375%, due 05/11/45	305,000		326,493
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]	EUR	220,000	242,948
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23	$115,000		110,138
Volkswagen International Finance NV,
1.125%, due 10/02/23[1]	EUR	300,000	356,485
Vonovia Finance BV,
(EUR Swap Annual 5 Year + 3.390%),
4.000%, due 12/17/21[1,3,4]	100,000		128,593
Total Netherlands corporate bonds			6,420,099

New Zealand: 0.13%
Westpac Securities NZ Ltd.,
0.250%, due 04/06/22[1]	170,000		201,242

Norway: 0.09%
Statoil ASA,
4.800%, due 11/08/43	$130,000		147,053

Poland: 0.08%
Tauron Polska Energia SA,
2.375%, due 07/05/27[1]	EUR	100,000	121,569

Portugal: 0.15%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18[1]	100,000		119,514
Galp Gas Natural Distribuicao SA,
1.375%, due 09/19/23[1]	100,000		119,573
Total Portugal corporate bonds			239,087

Singapore: 0.16%
United Overseas Bank Ltd.,
(USD Swap Semi 5 Year + 2.000%),
3.750%, due 09/19/24[1,3]	$250,000		254,678

Spain: 1.05%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	175,000	217,572
Banco Santander SA,
4.000%, due 01/19/23[1]	AUD	400,000	310,877
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]	EUR	100,000	120,615
FCC Aqualia SA,
1.413%, due 06/08/22[1]	150,000		179,698
2.629%, due 06/08/27[1]	100,000		119,042
Santander Issuances SAU,
3.250%, due 04/04/26[1]	100,000		127,122

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain—(Concluded)
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]	EUR	300,000	$392,644
5.213%, due 03/08/47	$150,000		164,986
Total Spain corporate bonds			1,632,556

Sweden: 0.51%
Nordea Bank AB,
(EUR Swap Annual 5 Year + 1.700%),
1.875%, due 11/10/25[1,3]	EUR	140,000	172,201
2.125%, due 05/29/20[2]	$200,000		200,017
PGE Sweden AB,
1.625%, due 06/09/19[1]	EUR	100,000	121,263
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$115,000		123,457
Swedbank AB,
(EUR Swap Annual 5 Year + 0.820%),
1.000%, due 11/22/27[1,3]	EUR	150,000	176,497
Total Sweden corporate bonds			793,435

Switzerland: 0.36%
Credit Suisse Group AG,
(EUR Swap Annual 1 Year + 0.750%),
1.250%, due 07/17/25[1,3]	260,000		307,698
4.282%, due 01/09/28[2]	$250,000		260,346
Total Switzerland corporate bonds			568,044

United Kingdom: 5.51%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	100,000	152,243
Arqiva Financing plc,
4.040%, due 06/30/20[1]	100,000		141,510
4.882%, due 12/31/32[1]	130,000		196,860
Aviva plc,
0.100%, due 12/13/18[1]	EUR	120,000	142,069
(ICE LIBOR GBP 3 Month + 4.020%),
5.125%, due 06/04/50[1,3]	GBP	180,000	260,781
Barclays Bank plc,
6.625%, due 03/30/22[1]	EUR	110,000	160,251
Barclays plc,
3.684%, due 01/10/23	$235,000		240,946
4.375%, due 09/11/24	350,000		359,315
BAT International Finance plc,
0.875%, due 10/13/23[1]	EUR	430,000	509,026
BP Capital Markets plc,
1.375%, due 05/10/18	$115,000		114,927
British Telecommunications plc,
0.625%, due 03/10/21[1]	EUR	100,000	119,465
BUPA Finance plc,
(UK Govt Bonds 5 Year Note Generic Bid Yield + 2.600%),
6.125%, due 09/16/20[3,4]	GBP	85,000	126,116
Cadent Finance plc,
2.750%, due 09/22/46[1]	100,000		126,918

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	140,000	$168,122
Diageo Capital plc,
3.875%, due 04/29/43	$115,000		116,961
EE Finance plc,
4.375%, due 03/28/19[1]	GBP	145,000	203,355
HSBC Holdings plc,
5.100%, due 04/05/21	$305,000		331,730
Imperial Brands Finance plc,
1.375%, due 01/27/25[1]	EUR	100,000	118,511
2.950%, due 07/21/20[2]	$305,000		309,573
9.000%, due 02/17/22[1]	GBP	75,000	130,549
Lloyds Banking Group plc,
1.000%, due 11/09/23[1]	EUR	300,000	356,515
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	130,000	201,530
Nationwide Building Society,
(EUR Swap Annual 5 Year + 1.500%),
2.000%, due 07/25/29[1,3]	EUR	200,000	237,192
Northern Gas Networks Finance plc,
5.875%, due 07/08/19	GBP	75,000	108,865
Northumbrian Water Finance plc,
1.625%, due 10/11/26[1]	100,000		127,836
Prudential plc,
(UK Govt Bonds 5 Year Note Generic Bid Yield + 3.600%),
5.000%, due 07/20/55[1,3]	100,000		142,586
Reckitt Benckiser Treasury Services plc,
2.375%, due 06/24/22[2]	$380,000		378,942
Royal Bank of Scotland Group plc,
(ICE LIBOR USD 3 Month + 1.480%),
3.498%, due 05/15/23[3]	200,000		201,222
3.875%, due 09/12/23	200,000		204,584
Royal Bank of Scotland plc (The),
6.934%, due 04/09/18[1]	EUR	290,000	354,792
Santander UK Group Holdings plc,
3.571%, due 01/10/23	$200,000		204,538
Santander UK plc,
4.000%, due 03/13/24	165,000		174,094
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	100,000	149,309
Sky plc,
2.500%, due 09/15/26[1]	EUR	150,000	190,016
Southern Gas Networks plc,
2.500%, due 02/03/25[1]	GBP	115,000	159,240
SSE plc,
(GBP Swap 5 Year + 2.340%),
3.875%, due 09/10/20[1,3,4]	100,000		138,871

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
State Grid Europe Development 2014 plc,
Series A, 1.500%, due 01/26/22[1]	EUR	125,000	$152,170
Tesco Property Finance 4 plc,
5.801%, due 10/13/40[1]	GBP	137,508	207,189
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	100,000		175,725
Vodafone Group plc,
4.375%, due 02/19/43	$55,000		55,107
Wales & West Utilities Finance plc,
(ICE LIBOR GBP 3 Month + 9.400%),
6.750%, due 12/17/36[3]	GBP	50,000	70,859
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]	100,000		181,691
WPP Finance 2010,
3.750%, due 09/19/24	$130,000		133,345
WPP Finance 2013,
0.430%, due 03/23/18[1]	EUR	210,000	248,633
Total United Kingdom corporate bonds			8,584,079

United States: 23.63%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	$275,000		341,689
ABB Finance USA, Inc.,
2.875%, due 05/08/22	160,000		163,097
Abbott Laboratories,
3.750%, due 11/30/26	165,000		169,238
4.900%, due 11/30/46	190,000		212,092
AbbVie, Inc.,
1.375%, due 05/17/24	EUR	405,000	489,341
2.900%, due 11/06/22	$145,000		147,014
4.400%, due 11/06/42	105,000		109,890
Aetna, Inc.,
3.500%, due 11/15/24	175,000		182,560
Albemarle Corp.,
1.875%, due 12/08/21[1]	EUR	109,000	135,452
Alphabet, Inc.,
1.998%, due 08/15/26	$395,000		370,998
Altria Group, Inc.,
4.250%, due 08/09/42	410,000		419,602
Amazon.com, Inc.,
2.800%, due 08/22/24[2]	415,000		415,626
American International Group, Inc.,
3.375%, due 08/15/20	225,000		232,707
Amgen, Inc.,
4.400%, due 05/01/45	95,000		99,187
Anadarko Petroleum Corp.,
3.450%, due 07/15/24	70,000		69,318
4.850%, due 03/15/21	50,000		53,013
Anheuser-Busch InBev Worldwide, Inc.,
3.750%, due 01/15/22	390,000		412,380

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Apache Corp.,
4.250%, due 01/15/44		$255,000	$239,679
Apple, Inc.,
1.300%, due 02/23/18		85,000	84,976
3.850%, due 08/04/46		290,000	294,195
AT&T, Inc.,
2.350%, due 09/04/29	EUR	240,000	287,599
3.000%, due 02/15/22		$160,000	161,647
3.900%, due 08/14/27		125,000	125,141
4.750%, due 05/15/46		325,000	312,915
5.000%, due 03/01/21		340,000	367,037
5.550%, due 08/15/41		180,000	193,959
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46		115,000	110,069
Bank of America Corp.,
3.875%, due 08/01/25		990,000	1,036,666
BAT Capital Corp.,
3.557%, due 08/15/27[2]		135,000	135,411
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		110,000	109,788
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	100,000	121,980
3.125%, due 03/15/26		$135,000	136,479
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		190,000	195,049
5.400%, due 06/01/41		130,000	160,692
Capital One Financial Corp.,
2.500%, due 05/12/20		90,000	90,404
3.200%, due 02/05/25		280,000	279,739
Capital One NA,
2.650%, due 08/08/22		420,000	417,259
Celgene Corp.,
3.875%, due 08/15/25		120,000	126,569
CF Industries, Inc.,
5.150%, due 03/15/34		165,000	164,587
Charter Communications Operating LLC,
4.464%, due 07/23/22		180,000	190,095
5.375%, due 05/01/47[2]		75,000	77,606
Cimarex Energy Co.,
3.900%, due 05/15/27		80,000	81,640
Cisco Systems, Inc.,
1.400%, due 02/28/18		75,000	75,007
Citigroup, Inc.,
3.875%, due 10/25/23		745,000	779,281
4.600%, due 03/09/26		105,000	111,745
Coca-Cola Co. (The),
1.875%, due 09/22/26	EUR	105,000	133,162
Comcast Corp.,
4.750%, due 03/01/44		$65,000	72,620
ConocoPhillips Co.,
2.200%, due 05/15/20		235,000	236,324
4.200%, due 03/15/21		120,000	127,877
Consumers Energy Co.,
3.250%, due 08/15/46		65,000	59,750
CVS Health Corp.,
5.125%, due 07/20/45		230,000	264,362
Dell International LLC,
3.480%, due 06/01/19[2]		235,000	239,496
8.350%, due 07/15/46[2]		265,000	338,528

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Discovery Communications LLC,
3.950%, due 03/20/28		$50,000	$49,862
Dominion Energy, Inc.,
Series D, 2.850%, due 08/15/26		80,000	76,979
DTE Energy Co.,
6.375%, due 04/15/33		165,000	209,766
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		170,000	177,845
Eaton Corp.,
4.150%, due 11/02/42		120,000	120,393
Ecolab, Inc.,
5.500%, due 12/08/41		200,000	245,935
Eli Lilly & Co.,
2.350%, due 05/15/22		80,000	80,104
3.100%, due 05/15/27		85,000	85,454
Enable Midstream Partners LP,
3.900%, due 05/15/24		140,000	140,704
Energy Transfer LP,
6.050%, due 06/01/41		240,000	259,138
Enterprise Products Operating LLC,
4.850%, due 03/15/44		130,000	139,501
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		105,000	121,361
ERP Operating LP, REIT
3.375%, due 06/01/25		165,000	168,503
Exelon Corp.,
3.400%, due 04/15/26		135,000	135,697
Exxon Mobil Corp.,
3.567%, due 03/06/45		65,000	64,023
4.114%, due 03/01/46		70,000	75,588
FedEx Corp.,
4.550%, due 04/01/46		40,000	42,578
Fifth Third Bancorp,
2.600%, due 06/15/22		150,000	149,859
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		375,000	406,090
Ford Motor Co.,
4.346%, due 12/08/26		200,000	207,833
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		285,000	280,637
3.875%, due 03/15/23[5]		150,000	147,750
General Electric Co.,
2.125%, due 05/17/37	EUR	200,000	234,445
4.125%, due 10/09/42		$95,000	100,157
4.375%, due 09/16/20		70,000	74,958
6.750%, due 03/15/32		122,000	169,438
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		180,000	183,121
Georgia Power Co.,
5.400%, due 06/01/40		125,000	147,038
Gilead Sciences, Inc.,
2.050%, due 04/01/19		85,000	85,370
4.750%, due 03/01/46		75,000	84,301
4.800%, due 04/01/44		125,000	140,654
Glencore Funding LLC,
2.500%, due 01/15/19[2]		9,000	9,046
4.125%, due 05/30/23[2]		150,000	156,158

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Goldman Sachs Group, Inc. (The),
2.000%, due 07/27/23[1]	EUR	630,000	$787,642
5.150%, due 05/22/45	$155,000		177,340
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43	115,000		119,089
HCP, Inc., REIT
3.875%, due 08/15/24	160,000		164,795
Home Depot, Inc. (The),
4.875%, due 02/15/44	95,000		111,087
Honeywell International, Inc.,
1.850%, due 11/01/21	160,000		158,029
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	210,000		204,715
JPMorgan Chase & Co.,
3.200%, due 01/25/23	1,300,000		1,332,815
3.625%, due 12/01/27	295,000		295,559
Juniper Networks, Inc.,
4.500%, due 03/15/24	155,000		164,727
Kinder Morgan Energy Partners LP,
5.000%, due 03/01/43	260,000		258,679
Kinder Morgan, Inc.,
3.150%, due 01/15/23	295,000		296,369
5.625%, due 11/15/23[2]	60,000		66,807
Kraft Heinz Foods Co.,
2.250%, due 05/25/28[1]	EUR	250,000	300,091
4.875%, due 02/15/25[2]	$133,000		142,128
5.000%, due 06/04/42	175,000		187,341
Kroger Co. (The),
3.700%, due 08/01/27	210,000		207,759
3.875%, due 10/15/46	50,000		43,473
4.650%, due 01/15/48	50,000		48,355
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	140,000	178,542
4.250%, due 06/15/23[2]	$215,000		229,564
Lowe’s Cos., Inc.,
4.250%, due 09/15/44	155,000		161,928
Marathon Oil Corp.,
3.850%, due 06/01/25	145,000		143,938
McDonald’s Corp.,
2.750%, due 12/09/20	105,000		106,963
Medtronic, Inc.,
3.150%, due 03/15/22	160,000		165,626
4.625%, due 03/15/45	55,000		62,563
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	125,000	159,554
3.700%, due 02/10/45	$65,000		65,942
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	300,000	368,543
Microsoft Corp.,
2.400%, due 08/08/26	$130,000		125,968
3.500%, due 11/15/42	140,000		136,309
3.700%, due 08/08/46	195,000		196,538
Molson Coors Brewing Co.,
3.000%, due 07/15/26	60,000		58,329
Monongahela Power Co.,
5.400%, due 12/15/43[2]	105,000		127,734

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Morgan Stanley,
2.500%, due 04/21/21		$705,000	$707,122
2.625%, due 03/09/27	GBP	195,000	260,905
4.350%, due 09/08/26		$150,000	156,974
6.375%, due 07/24/42		85,000	115,301
MPLX LP,
5.200%, due 03/01/47		120,000	125,568
NBCUniversal Media LLC,
4.375%, due 04/01/21		435,000	468,029
Northgroup Preferred Capital Corp.,
(ICE LIBOR USD 3 Month + 1.170%),
6.378%, due 10/15/17[2,3,4]		330,000	330,792
Occidental Petroleum Corp.,
4.625%, due 06/15/45		60,000	65,582
Oncor Electric Delivery Co. LLC,
7.250%, due 01/15/33		250,000	348,991
ONEOK, Inc.,
7.500%, due 09/01/23		200,000	239,358
Oracle Corp.,
2.400%, due 09/15/23		290,000	288,251
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		285,000	370,914
PacifiCorp,
6.000%, due 01/15/39		180,000	236,275
PepsiCo, Inc.,
1.350%, due 10/04/19		100,000	99,690
Pfizer, Inc.,
0.250%, due 03/06/22	EUR	225,000	266,439
5.200%, due 08/12/20		$100,000	109,657
Philip Morris International, Inc.,
4.250%, due 11/10/44		105,000	109,484
Phillips 66,
4.650%, due 11/15/34		105,000	111,106
Phillips 66 Partners LP,
4.680%, due 02/15/45		85,000	82,219
PNC Bank NA,
2.700%, due 11/01/22		250,000	251,764
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		200,000	218,785
Procter & Gamble Co. (The),
2.450%, due 11/03/26		120,000	116,065
QUALCOMM, Inc.,
1.850%, due 05/20/19		285,000	285,704
3.250%, due 05/20/27		190,000	191,541
4.300%, due 05/20/47		100,000	102,258
Reynolds American, Inc.,
4.450%, due 06/12/25		150,000	160,922
5.700%, due 08/15/35		55,000	64,472
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]		200,000	195,532
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]		170,000	174,071
Sempra Energy,
6.000%, due 10/15/39		155,000	195,851
Southern Co. (The),
3.250%, due 07/01/26		180,000	177,865
4.400%, due 07/01/46		170,000	176,856

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
United States—(Concluded)
Southwestern Electric Power Co.,
6.200%, due 03/15/40		$215,000	$282,431
SunTrust Banks, Inc.,
2.350%, due 11/01/18		185,000	185,939
2.700%, due 01/27/22		280,000	282,160
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]		100,000	102,211
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]		105,000	118,517
Thermo Fisher Scientific, Inc.,
1.400%, due 01/23/26	EUR	110,000	129,955
2.400%, due 02/01/19		$130,000	130,877
2.875%, due 07/24/37	EUR	100,000	118,549
Time Warner Cable LLC,
4.500%, due 09/15/42		$130,000	123,141
5.000%, due 02/01/20		405,000	428,118
Unilever Capital Corp.,
1.375%, due 07/28/21		100,000	97,396
Union Pacific Corp.,
4.050%, due 11/15/45		80,000	83,526
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		290,000	295,714
Valero Energy Corp.,
4.900%, due 03/15/45		165,000	176,979
Verizon Communications, Inc.,
2.946%, due 03/15/22		404,000	410,748
3.376%, due 02/15/25[2]		107,000	107,550
4.500%, due 09/15/20		135,000	144,865
5.250%, due 03/16/37		75,000	82,210
5.500%, due 03/16/47		365,000	404,983
Virginia Electric & Power Co.,
Series C, 4.000%, due 11/15/46		120,000	123,349
VMware, Inc.,
3.900%, due 08/21/27		165,000	166,725
Wachovia Corp.,
5.750%, due 02/01/18		445,000	451,147
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		150,000	154,943
Walt Disney Co. (The),
1.850%, due 07/30/26		40,000	36,779
Wells Fargo & Co.,
2.100%, due 07/26/21		255,000	252,578
2.625%, due 07/22/22		225,000	225,369
3.069%, due 01/24/23		280,000	284,720
Williams Partners LP,
4.300%, due 03/04/24		195,000	205,650
4.900%, due 01/15/45		80,000	81,126
Xcel Energy, Inc.,
4.800%, due 09/15/41		225,000	247,575
Total United States corporate bonds			36,827,837

Virgin Islands, British: 0.29%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2]		250,000	255,238

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
Virgin Islands, British—(Concluded)
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	$200,000	$201,408
Total Virgin Islands, British corporate bonds		456,646
Total corporate bonds (cost $75,318,909)		77,187,503

Asset-backed securities: 0.05%
United States: 0.05%
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22 (cost $69,769)	70,120	72,188

Collateralized debt obligations: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7,8] (cost $8,096,893)	8,000,000	0

Collateralized mortgage obligations: 0.00%[6]
United States: 0.00%[6]
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.568%, due 04/25/35[9] (cost $24,658)	200,986	6,228

U.S. treasury obligations: 9.61%
U.S. Treasury Notes,
0.750%, due 01/31/18 (cost $14,978,786)	15,000,000	14,979,291
Total bonds (cost $98,489,015)		92,245,210

	Shares
Exchange traded funds: 4.51%
iShares Edge MSCI Minimum Volatility Emerging Markets Fund[5] (cost $6,430,645)	121,000	7,030,100

Short-term investments: 29.48%
Investment companies: 4.61%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $7,178,632)	7,178,632	7,178,632

	Face amount
U.S. treasury obligations: 24.87%
U.S. Treasury Bills
1.112%, due 04/26/18[10]	$21,000,000	20,859,255
1.136%, due 03/08/18[10]	18,000,000	17,909,680
Total U.S. treasury obligations (cost $38,777,262)		38,768,935
Total short-term investments (cost $45,955,894)		45,947,567

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Investment of cash collateral from securities loaned: 2.33%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,637,700)	3,637,700	$3,637,700
Total investments: 95.50% (cost $154,513,254)		148,860,577
Cash and other assets, less liabilities: 4.50%		7,008,206
Net assets: 100.00%		$155,868,783

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	EUR	28,805,000	USD	34,392,680	12/21/17	$193,104
BB	KRW	9,338,000,000	USD	8,277,635	12/21/17	115,905
GSI	TWD	27,200,000	USD	908,029	12/21/17	7,426
GSI	USD	12,312,976	JPY	1,374,500,000	12/21/17	(48,480)
GSI	USD	9,588,045	MYR	40,102,000	12/21/17	(118,050)
GSI	USD	6,285,000	TRY	22,656,168	12/21/17	(73,032)
JPMCB	AUD	1,560,000	USD	1,241,393	12/21/17	18,878
JPMCB	CNY	41,744,970	USD	6,285,000	12/21/17	25,438
JPMCB	HKD	6,925,000	USD	888,278	12/21/17	(24)
JPMCB	NZD	3,895,000	USD	2,830,535	12/21/17	21,562
JPMCB	SGD	13,300,000	USD	9,861,026	12/21/17	47,237
JPMCB	USD	4,824,086	NOK	37,670,000	12/21/17	(85,537)
MSC	CAD	14,835,000	USD	12,040,570	12/21/17	145,041
MSC	CHF	8,295,000	USD	8,566,954	12/21/17	(46,612)
MSC	CNY	11,615,000	USD	1,754,929	12/21/17	13,287
MSC	GBP	7,905,000	USD	10,712,880	12/21/17	93,611
MSC	USD	7,784,331	COP	22,741,922,232	12/21/17	(109,410)
MSC	USD	5,641,476	INR	366,160,000	12/21/17	(87,902)
MSC	ZAR	85,230,257	USD	6,285,000	12/21/17	70,353
Net unrealized appreciation on forward foreign currency contracts						$182,795

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 5 Year Note, 29 contracts (USD)	December 2017	$3,426,801	$3,407,500	$(19,301)
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Note, 294 contracts (USD)	December 2017	(37,249,145)	(36,841,875)	407,270
U.S. Treasury Ultra Bond, 41 contracts (USD)	December 2017	(6,874,400)	(6,770,124)	104,276
Index futures buy contracts:
CAC 40 10 Euro Index, 33 contracts (EUR)	October 2017	2,027,412	2,077,479	50,067
DAX Index, 10 contracts (EUR)	December 2017	3,697,591	3,781,489	83,898
EURO STOXX 50 Index, 61 contracts (EUR)	December 2017	2,522,665	2,578,149	55,484
FTSE 100 Index, 56 contracts (GBP)	December 2017	5,473,778	5,500,057	26,279
HSCEI, 73 contracts (HKD)	October 2017	5,086,422	5,095,871	9,449
Russell 1000 E-Mini Index, 310 contracts (USD)	December 2017	17,783,073	18,080,750	297,677
SPI 200 Index, 16 contracts (AUD)	December 2017	1,777,080	1,778,392	1,312
TOPIX Index, 53 contracts (JPY)	December 2017	7,600,878	7,889,358	288,480
Index futures sell contracts:
MSCI Taiwan Index, 194 contracts (USD)	October 2017	(7,446,729)	(7,463,180)	(16,451)
S&P 500 E-Mini Index, 315 contracts (USD)	December 2017	(38,932,816)	(39,628,575)	(695,759)
Interest rate futures buy contracts:
Canada 10 Year Bond, 156 contracts (CAD)	December 2017	17,246,627	16,915,888	(330,739)
Interest rate futures sell contracts:
Euro-Bund, 66 contracts (EUR)	December 2017	(12,641,089)	(12,559,650)	81,439
Long Gilt, 43 contracts (GBP)	December 2017	(7,321,610)	(7,137,965)	183,645
Net unrealized appreciation on futures contracts				$527,026

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

Credit default swap agreements on corporate issues-buy protection11

Counterparty	Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[12]	Upfront payments received	Value	Unrealized depreciation
CITI	HSBC Bank plc bond, 4.000%, due 01/15/21	EUR	150,000	03/20/20	Quarterly	1.000%	$2,664	$(3,946)	$(1,282)

Credit default swap agreements on corporate issues-sell protection13

Counterparty	Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments received by the Fund[12]	Upfront payments (made) received	Value	Unrealized appreciation	Credit spread[14]
CITI	Standard Chartered Bank plc bond, 0.000%, due 03/20/20	EUR	150,000	03/20/20	Quarterly	1.000%	$(307)	$3,589	$3,282	0.204%
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD	290,000	12/20/19	Quarterly	1.000	6,380	2,468	8,848	0.624
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	Quarterly	1.000	3,930	10,764	14,694	0.141
JPMCB	Teck Resources Ltd. bond, 3.150%, due 12/20/19	USD	380,000	12/20/19	Quarterly	1.000	16,606	4,994	21,600	0.415
JPMCB	Teck Resources Ltd. bond, 3.150%, due 03/20/20	USD	90,000	03/20/20	Quarterly	1.000	3,578	1,079	4,657	0.519
							$30,187	$22,894	$53,081

Centrally cleared credit default swap agreements on credit indices-buy protection11

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[12]	Upfront payments received	Value	Unrealized depreciation
CDX.NA.HY. Series 29 Index	USD	14,800,000	12/20/22	Quarterly	5.000%	$1,112,533	$(1,182,356)	$(69,823)
iTraxx Europe Series 28 Index	EUR	20,800,000	12/20/22	Quarterly	1.000	534,715	(557,301)	(22,586)
CDX.NA.IG. Series 29 Index	USD	43,900,000	12/20/22	Quarterly	1.000	860,443	(972,879)	(112,436)
						$2,507,691	$(2,712,536)	$(204,845)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$77,187,503	$—	$77,187,503
Asset-backed securities	—	72,188	—	72,188
Collateralized debt obligations	—	—	0	0
Collateralized mortgage obligations	—	6,228	—	6,228
U.S. treasury obligations	—	14,979,291	—	14,979,291
Exchange traded funds	7,030,100	—	—	7,030,100
Short-term investments	7,178,632	38,768,935	—	45,947,567
Investment of cash collateral from securities loaned	3,637,700	—	—	3,637,700
Forward foreign currency contracts	—	751,842	—	751,842
Futures contracts	1,589,276	—	—	1,589,276
Swap agreements, at value	—	22,894	—	22,894
Total	$19,435,708	$131,788,881	$0	$151,224,589

Liabilities
Forward foreign currency contracts	$—	$(569,047)	$—	$(569,047)
Futures contracts	(1,062,250)	—	—	(1,062,250)
Swap agreements, at value	—	(2,716,482)	—	(2,716,482)
Total	$(1,062,250)	$(3,285,529)	$—	$(4,347,779)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period ended September 30, 2017:

Collateralized debt obligation
Assets
Beginning balance	$0
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(951)
Total realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	951
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation (depreciation) relating to the Level 3 investments held at September 30, 2017 was $951.

Portfolio footnotes

1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate at the period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Security, or portion thereof, was on loan at the period end.
6	Amount represents less than 0.005%.
7	Illiquid investment at the period end.
8	Value determined using significant unobservable inputs.
9

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

10	Rate shown is the discount rate at the date of purchase unless otherwise noted.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12	Payments made or received are based on the notional amount.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Global Allocation Fund

Industry diversification—September 30, 2017 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.07%
Airlines	0.28
Auto components	0.55
Automobiles	0.57
Banks	3.87
Beverages	0.29
Biotechnology	1.86
Building products	0.26
Capital markets	0.15
Chemicals	1.86
Commercial services & supplies	0.27
Communications equipment	0.14
Consumer finance	0.77
Distributors	0.21
Diversified financial services	1.03
Diversified telecommunication services	0.96
Electric utilities	0.15
Electronic equipment, instruments & components	0.12
Energy equipment & services	0.07
Equity real estate investment trusts (REITs)	0.41
Food & staples retailing	0.89
Food products	0.31
Health care equipment & supplies	0.35
Health care providers & services	0.99
Hotels, restaurants & leisure	0.36
Household durables	1.09
Industrial conglomerates	0.54
Insurance	2.20
Internet & direct marketing retail	1.27
Internet software & services	1.58
IT services	1.11
Life sciences tools & services	0.58
Machinery	1.34
Marine	0.17
Media	0.81
Metals & mining	0.96
Oil, gas & consumable fuels	2.90
Personal products	0.71
Pharmaceuticals	2.24
Professional services	0.15
Real estate management & development	0.21
Road & rail	0.20
Semiconductors & semiconductor equipment	2.29
Software	2.75
Specialty retail	0.86
Technology hardware, storage & peripherals	0.60
Textiles, apparel & luxury goods	0.16
Tobacco	1.18
Trading companies & distributors	0.38
Transportation infrastructure	0.22
Wireless telecommunication services	0.67
Total common stocks	44.96%

Bonds
Non-U.S. government obligations	7.75
U.S. treasury obligations	3.71
Total bonds	11.46%

Investment companies
UBS-HALO Emerging Markets Equity Relationship Fund	8.06%

Exchange traded funds	9.11
Short-term investments	23.32
Investment of cash collateral from securities loaned	1.04
Total investments	97.95%
Cash and other assets, less liabilities	2.05
Net assets	100.00%

1

Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 44.96%
Australia: 0.59%
Insurance Australia Group Ltd.	124,409	$621,625
Rio Tinto Ltd.	11,593	604,994
Wesfarmers Ltd.	23,796	771,449
Total Australia common stocks		1,998,068

Austria: 0.45%
Erste Group Bank AG*	35,499	1,533,292

Belgium: 0.07%
Galapagos NV*	2,366	241,020

Bermuda: 0.66%
Jardine Matheson Holdings Ltd.	17,100	1,083,456
Marvell Technology Group Ltd.	30,329	542,889
Norwegian Cruise Line Holdings Ltd.*	11,365	614,278
Total Bermuda common stocks		2,240,623

Canada: 1.52%
Canadian Pacific Railway Ltd.	3,952	664,055
Enerplus Corp.	34,696	342,302
Husky Energy, Inc.*	63,876	799,634
Paramount Resources Ltd., Class A*	10,628	210,388
Suncor Energy, Inc.	42,631	1,494,092
Toronto-Dominion Bank (The)	29,389	1,654,640
Total Canada common stocks		5,165,111

Cayman Islands: 0.13%
Alibaba Group Holding Ltd. ADR*	2,560	442,138

Denmark: 0.56%
AP Moller - Maersk A/S, Class B	303	575,561
Novo Nordisk A/S, Class B	27,483	1,313,859
Total Denmark common stocks		1,889,420

Finland: 0.21%
Sampo OYJ, Class A	13,805	729,657

France: 1.55%
Credit Agricole SA	82,588	1,501,254
Peugeot SA	30,305	721,722
Sanofi	21,169	2,101,900
Thales SA	8,415	952,598
Total France common stocks		5,277,474

Germany: 2.15%
Deutsche Telekom AG (Registered)	111,345	2,077,285
Fresenius SE & Co. KGaA	1,746	140,840
Infineon Technologies AG	35,260	886,402
KION Group AG	15,269	1,461,219
MTU Aero Engines AG	3,787	604,017
SAP SE	10,467	1,146,663
thyssenkrupp AG	33,709	999,005
Total Germany common stocks		7,315,431

Hong Kong: 0.61%
AIA Group Ltd.	210,917	1,555,228
Power Assets Holdings Ltd.	60,000	519,612
Total Hong Kong common stocks		2,074,840

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Ireland: 1.31%
Allegion plc	10,353	$895,224
Allergan plc	5,431	1,113,083
ICON plc*	9,919	1,129,576
Mallinckrodt plc*	10,379	387,863
Ryanair Holdings plc ADR*	8,992	947,937
Total Ireland common stocks		4,473,683

Italy: 1.04%
Atlantia SpA	23,269	734,568
Autogrill SpA	46,484	604,334
Banca Mediolanum SpA	136,352	1,192,543
UniCredit SpA*	47,636	1,014,544
Total Italy common stocks		3,545,989

Japan: 4.40%
Inpex Corp.[1]	99,600	1,058,181
KDDI Corp.	45,500	1,199,720
Mitsui Fudosan Co. Ltd.	33,400	724,248
Nabtesco Corp.	18,100	672,366
ORIX Corp.	77,100	1,243,261
Otsuka Holdings Co. Ltd.	21,900	870,161
Shin-Etsu Chemical Co. Ltd.	15,100	1,349,976
Sony Corp.[1]	49,400	1,837,711
Sumitomo Electric Industries Ltd.	51,100	834,675
Sumitomo Mitsui Financial Group, Inc.	22,300	856,130
Takeda Pharmaceutical Co. Ltd.	15,400	850,439
THK Co. Ltd.	20,400	694,352
Tokyo Electron Ltd.	3,600	552,837
Toyota Industries Corp.	17,800	1,023,470
Toyota Motor Corp.	20,500	1,222,439
Total Japan common stocks		14,989,966

Jersey: 0.59%
Glencore plc*	167,993	769,878
Shire plc	24,705	1,254,006
Total Jersey common stocks		2,023,884

Netherlands: 1.87%
ABN AMRO Group NV, CVA[2,3]	14,753	441,843
ASR Nederland NV	30,870	1,234,843
Koninklijke Ahold Delhaize NV	37,099	693,664
Koninklijke DSM NV	15,183	1,242,856
LyondellBasell Industries NV, Class A	9,011	892,540
Unilever NV, CVA	31,395	1,856,772
Total Netherlands common stocks		6,362,518

Norway: 0.92%
Statoil ASA	55,756	1,115,190
Telenor ASA	55,752	1,178,810
Yara International ASA	18,700	837,503
Total Norway common stocks		3,131,503

Singapore: 0.25%
Broadcom Ltd.	3,552	861,502

Spain: 0.49%
Banco Santander SA	154,814	1,080,831
Mediaset Espana Comunicacion SA	52,233	589,747
Total Spain common stocks		1,670,578

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom: 3.33%
Anglo American plc	50,737	$910,694
Ashtead Group plc	53,996	1,301,660
Babcock International Group plc	84,152	933,120
BP plc	239,361	1,530,910
British American Tobacco plc	31,259	1,956,963
HSBC Holdings plc	162,735	1,607,356
Sage Group plc (The)	131,218	1,228,187
Spectris plc	2,015	65,072
Tesco plc*	400,098	1,003,370
Worldpay Group plc[2,3]	144,887	790,185
Total United Kingdom common stocks		11,327,517

United States: 22.26%
Abbott Laboratories	12,467	665,239
Activision Blizzard, Inc.	14,990	967,005
Adobe Systems, Inc.*	4,410	657,884
Aetna, Inc.	4,261	677,542
Alexion Pharmaceuticals, Inc.*	3,530	495,224
Alnylam Pharmaceuticals, Inc.*	6,497	763,333
Alphabet, Inc., Class A*	1,526	1,485,897
Alphabet, Inc., Class C*	386	370,216
Amazon.com, Inc.*	3,083	2,963,842
American Express Co.	14,106	1,276,029
Apple, Inc.	7,782	1,199,362
Arista Networks, Inc.*	2,574	488,056
Autodesk, Inc.*	5,104	572,975
Bio-Rad Laboratories, Inc., Class A*	3,864	858,658
Bluebird Bio, Inc.*	999	137,213
Cavium, Inc.*	5,589	368,539
CBOE Holdings, Inc.	4,841	521,037
CBS Corp. (Non-Voting), Class B	10,528	610,624
Celgene Corp.*	11,302	1,648,058
Cigna Corp.	3,991	746,078
Cirrus Logic, Inc.*	5,428	289,421
Coherus Biosciences, Inc.*	12,738	170,052
Cooper Cos., Inc. (The)	2,206	523,065
Delek US Energy, Inc.	22,982	614,309
Diamondback Energy, Inc.*	1,501	147,038
Ecolab, Inc.	5,185	666,843
Electronic Arts, Inc.*	3,533	417,106
Eli Lilly & Co.	8,726	746,422
Emergent BioSolutions, Inc.*	6,212	251,275
EOG Resources, Inc.	10,932	1,057,562
Estee Lauder Cos., Inc. (The), Class A	5,277	569,072
Expedia, Inc.	4,592	660,972
Facebook, Inc., Class A*	18,073	3,088,133
Fortive Corp.	6,799	481,301
Gardner Denver Holdings, Inc.*	25,400	699,008
Gilead Sciences, Inc.	5,408	438,156
Halliburton Co.	5,288	243,407
Hess Corp.	13,841	649,004
Home Depot, Inc. (The)	6,913	1,130,690
Honeywell International, Inc.	5,240	742,718
Incyte Corp.*	2,401	280,293
Integrated Device Technology, Inc.*	13,892	369,249

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Ironwood Pharmaceuticals, Inc.*,1	27,697	$436,782
Jabil, Inc.	11,971	341,772
JPMorgan Chase & Co.	20,972	2,003,036
KLA-Tencor Corp.	3,755	398,030
Laboratory Corp. of America Holdings*	5,307	801,198
Lam Research Corp.	2,934	542,907
Lennar Corp., Class A	14,255	752,664
Lexicon Pharmaceuticals, Inc.*,1	18,004	221,269
LKQ Corp.*	19,671	707,959
Marsh & McLennan Cos., Inc.	26,184	2,194,481
Mastercard, Inc., Class A	7,113	1,004,356
Medicines Co. (The)*	6,569	243,316
MetLife, Inc.	22,397	1,163,524
Micron Technology, Inc.*	25,698	1,010,702
Microsemi Corp.*	7,206	370,965
Microsoft Corp.	23,147	1,724,220
Mondelez International, Inc., Class A	26,166	1,063,910
Newell Brands, Inc.	26,651	1,137,198
NIKE, Inc., Class B	10,230	530,425
Noble Energy, Inc.	14,152	401,351
NVIDIA Corp.	2,599	464,623
Olin Corp.	19,803	678,253
ON Semiconductor Corp.*	24,553	453,494
PepsiCo, Inc.	9,003	1,003,204
Philip Morris International, Inc.	18,670	2,072,557
Priceline Group, Inc. (The)*	379	693,881
PTC, Inc.*	10,700	602,196
Qorvo, Inc.*	4,711	332,973
salesforce.com, Inc.*	6,235	582,474
ServiceNow, Inc.*	5,428	637,953
Sherwin-Williams Co. (The)	1,860	665,954
Simon Property Group, Inc. REIT	8,572	1,380,178
Skyworks Solutions, Inc.	3,492	355,835
Spirit AeroSystems Holdings, Inc., Class A	8,087	628,522
Synchrony Financial	43,362	1,346,390
Take-Two Interactive Software, Inc.*	4,284	437,953
TJX Cos., Inc. (The)	24,592	1,813,168
T-Mobile US, Inc.*	17,406	1,073,254
TransDigm Group, Inc.	1,728	441,763
Ultimate Software Group, Inc. (The)*	2,049	388,490
United Technologies Corp.	8,652	1,004,324
UnitedHealth Group, Inc.	5,061	991,197
Verisk Analytics, Inc.*	6,126	509,622
Visa, Inc., Class A	18,785	1,976,933
Voya Financial, Inc.	26,445	1,054,891
Wabtec Corp.[1]	7,326	554,944
Walgreens Boots Alliance, Inc.	7,375	569,497
Walt Disney Co. (The)	15,857	1,563,024
Wells Fargo & Co.	26,700	1,472,505
Western Digital Corp.	9,707	838,685
WPX Energy, Inc.*	38,777	445,935
Total United States common stocks		75,792,644
Total common stocks (cost $129,998,996)		153,086,858

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds: 11.46%
Non-U.S. government obligations: 7.75%
Australia: 1.54%
Commonwealth of Australia,
1.750%, due 11/21/20[3]	AUD	5,090,000	$3,944,122
4.500%, due 04/15/20[3]	625,000		519,796
4.500%, due 04/21/33[3]	122,000		111,842
5.500%, due 04/21/23[3]	230,000		208,663
5.750%, due 07/15/22[3]	500,000		451,843
			5,236,266
Austria: 0.06%
Republic of Austria,
1.200%, due 10/20/25[2,3]	EUR	47,000	59,265
3.150%, due 06/20/44[2,3]	86,000		139,323
			198,588
Belgium: 0.08%
Kingdom of Belgium,
3.750%, due 06/22/45[3]	161,000		277,729

Canada: 0.94%
Government of Canada,
1.500%, due 03/01/20	CAD	2,310,000	1,848,870
2.250%, due 06/01/25	206,000		167,796
2.750%, due 12/01/64	82,000		70,923
3.250%, due 06/01/21	1,300,000		1,100,825
			3,188,414
Finland: 0.03%
Republic of Finland,
0.500%, due 04/15/26[2,3]	EUR	85,000	101,014

France: 0.81%
France Government Bond OAT,
0.500%, due 05/25/26[3]	1,027,000		1,205,900
2.500%, due 05/25/30[3]	625,000		864,959
3.250%, due 05/25/45[3]	436,000		685,834
			2,756,693
Germany: 0.04%
Bundesrepublik Deutschland,
2.500%, due 08/15/46[3]	100,000		153,907

Ireland: 0.07%
Republic of Ireland,
2.000%, due 02/18/45[3]	208,000		252,025

Italy: 1.13%
Italy Buoni Poliennali Del Tesoro,
0.950%, due 03/15/23	1,020,000		1,201,425
1.650%, due 03/01/32[2,3]	60,000		63,522
2.550%, due 09/15/41[3,4]	877,010		1,203,939
4.000%, due 02/01/37[3]	309,000		425,629
4.250%, due 02/01/19[3]	720,000		902,125
4.750%, due 09/01/44[2,3]	25,000		37,437
			3,834,077
Japan: 0.95%
Japan Government Five Year Bond,
0.100%, due 12/20/19	JPY	155,000,000	1,384,015

UBS Global Allocation Fund

Portfolio of investments – September 30, 2017 (unaudited)

	Face amount		Value
Bonds—(Concluded)
Non-U.S. government obligations—(Concluded)
Japan—(Concluded)
Japan Government Thirty Year Bond,
0.300%, due 06/20/46	JPY	41,000,000	$314,584
Japan Government Twenty Year Bond,
0.400%, due 03/20/36	176,350,000		1,538,480
			3,237,079
Netherlands: 0.06%
Kingdom of the Netherlands,
2.750%, due 01/15/47[2,3]	EUR	139,000	222,161

New Zealand: 0.93%
New Zealand Government Bond,
2.000%, due 09/20/25[3,4]	NZD	3,934,221	2,878,467
2.500%, due 09/20/35[3,4]	370,836		279,549
			3,158,016
Spain: 1.11%
Kingdom of Spain,
3.450%, due 07/30/66[2,3]	EUR	350,000	437,840
3.750%, due 10/31/18	920,000		1,135,815
4.200%, due 01/31/37[2,3]	404,000		609,170
4.800%, due 01/31/24[2,3]	640,000		946,882
5.150%, due 10/31/44[2,3]	380,000		651,702
			3,781,409
Total non-U.S. government obligations (cost $25,852,607)			26,397,378

U.S. treasury obligations: 3.71%
U.S. Treasury Bonds,
2.500%, due 02/15/46	$590,000		548,424
2.750%, due 11/15/42	543,000		535,661
2.875%, due 05/15/43	1,045,000		1,052,674
2.875%, due 08/15/45	50,000		50,193
3.000%, due 11/15/45	125,000		128,555
U.S. Treasury Notes,
0.750%, due 07/31/18	1,710,000		1,701,984
0.875%, due 10/15/18	510,000		507,311
1.000%, due 03/15/19	4,100,000		4,075,336
1.250%, due 03/31/21	637,000		626,500
1.375%, due 09/30/23	400,000		384,453
1.625%, due 12/31/19	770,000		771,624
1.750%, due 05/15/23	680,000		669,853
2.000%, due 11/30/22	1,575,000		1,577,461
Total U.S. treasury obligations (cost $12,741,615)			12,630,029
Total bonds (cost $38,594,222)			39,027,407

	Shares
Exchange traded funds: 9.11%
iShares iBoxx $ Investment Grade Corporate Bond Fund	127,600	15,468,948
iShares JPMorgan USD Emerging Markets Bond Fund	133,700	15,565,354
Total exchange traded funds (cost $30,860,257)		31,034,302

UBS Global Allocation Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Investment companies: 8.06%
UBS-HALO Emerging Markets Equity Relationship Fund*,5 (cost $19,755,219)	542,859	$27,440,431
Short-term investments: 23.32%
Investment companies: 14.27%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $48,598,001)	48,598,001	48,598,001

	Face amount
U.S. treasury obligations: 9.05%
U.S. Treasury Bills
1.163%, due 04/26/18[6]	$16,000,000	15,892,765
1.141%, due 03/08/18[6]	15,000,000	14,924,733
Total U.S. treasury obligations (cost $30,818,940)		30,817,498
Total short-term investments (cost $79,416,941)		79,415,499

	Shares
Investment of cash collateral from securities loaned: 1.04%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,538,203)	3,538,203	3,538,203
Total investments: 97.95% (cost $302,163,838)		333,542,700
Cash and other assets, less liabilities: 2.05%		6,991,508
Net assets: 100.00%		$340,534,208

UBS Global Allocation Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	CZK	176,175,360	EUR	6,551,218	12/18/17	$(278,410)
BB	EUR	6,560,000	CZK	176,175,360	12/18/17	267,986
BB	EUR	9,555,000	USD	11,408,508	12/21/17	64,055
CITI	CLP	4,154,093,000	USD	6,505,000	12/21/17	26,547
CITI	ZAR	93,696,164	USD	6,815,000	12/21/17	(16,947)
GSI	USD	6,762,507	JPY	754,900,000	12/21/17	(26,626)
GSI	USD	10,332,548	MXN	186,450,000	12/21/17	(224,221)
GSI	USD	6,815,000	TRY	24,908,859	12/21/17	14,620
JPMCB	NOK	21,260,000	USD	2,722,593	12/21/17	48,275
JPMCB	USD	3,752,032	AUD	4,715,000	12/21/17	(57,059)
JPMCB	USD	3,435,936	GBP	2,535,000	12/21/17	(30,516)
JPMCB	USD	1,521,297	HKD	11,860,000	12/21/17	41
JPMCB	USD	600,324	ILS	2,100,000	12/21/17	(4,493)
JPMCB	USD	1,712,865	SGD	2,310,000	12/21/17	(8,364)
MSC	CAD	24,525,000	USD	19,905,291	12/21/17	239,779
MSC	CHF	5,830,000	USD	6,021,138	12/21/17	(32,761)
MSC	INR	118,500,000	USD	1,825,745	12/21/17	28,448
MSC	NZD	24,370,000	USD	17,710,751	12/21/17	135,734
MSC	RUB	129,375,388	USD	2,201,703	12/21/17	(14,208)
MSC	USD	11,562,922	COP	33,781,076,837	12/21/17	(162,518)
Net unrealized depreciation on forward foreign currency contracts						$(30,638)

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury Ultra Bond, 77 contracts (USD)	December 2017	$12,906,651	$12,714,626	$(192,025)
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Note, 54 contracts (USD)	December 2017	(6,838,087)	(6,766,875)	71,212
U.S. Treasury 2 Year Note, 219 contracts (USD)	December 2017	(47,351,597)	(47,238,984)	112,613
Index futures buy contracts:
EURO STOXX 50 Index, 91 contracts (EUR)	December 2017	3,753,529	3,846,092	92,563
HSCEI, 106 contracts (HKD)	October 2017	7,506,878	7,399,483	(107,395)
MSCI Emerging Markets E-Mini Index, 140 contracts (USD)	December 2017	7,759,007	7,625,100	(133,907)
Russell 1000 E-Mini Index, 538 contracts (USD)	December 2017	30,862,236	31,378,851	516,615
TOPIX Index, 53 contracts (JPY)	December 2017	7,533,768	7,889,358	355,590
Index futures sell contracts:
S&P 500 E-Mini Index, 226 contracts (USD)	December 2017	(28,089,032)	(28,431,931)	(342,899)
S&P/TSX 60 Index, 24 contracts (CAD)	December 2017	(3,364,266)	(3,534,169)	(169,903)
SGX FTSE China A50 Index, 687 contracts (USD)	October 2017	(8,235,852)	(8,247,435)	(11,583)
Interest rate futures buy contracts:
Australia 10 Year Bond, 344 contracts (AUD)	December 2017	34,874,089	34,280,163	(593,926)
Canada 10 Year Bond, 323 contracts (CAD)	December 2017	35,707,550	35,024,564	(682,986)
Long Gilt, 46 contracts (GBP)	December 2017	7,830,348	7,635,963	(194,385)
Interest rate futures sell contracts:
Euro-Bund, 101 contracts (EUR)	December 2017	(19,341,958)	(19,220,070)	121,888
Japan 10 Year Bond Mini, 21 contracts (JPY)	December 2017	(2,819,510)	(2,806,470)	13,040
Net unrealized depreciation on futures contracts				$(1,145,488)

UBS Global Allocation Fund
Portfolio of investments – September 30, 2017 (unaudited)

Centrally cleared credit default swap agreements on credit indices-sell protection7

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[8]	Upfront payments (made) received	Value	Unrealized appreciation	Credit spread[9]
CDX.NA.IG. Series 29 Index	USD	13,000,000	12/20/22	Quarterly	1.000%	$(253,502)	$288,096	$34,594	0.555%
CDX.EM. Series 28 Index	USD	18,000,000	12/20/22	Quarterly	1.000	746,450	(721,300)	25,150	1.854
iTraxx Europe Series 28 Index	EUR	19,000,000	12/20/22	Quarterly	1.000	(494,883)	509,073	14,190	0.566
						$(1,935)	$75,869	$73,934

UBS Global Allocation Fund
Portfolio of investments – September 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. Certain investments that are measured at fair value using the net asset value per share practical expedient (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$—	$153,086,858	$—	$—	$153,086,858
Non-U.S. government obligations	—	—	26,397,378	—	26,397,378
U.S. treasury obligations	—	—	12,630,029	—	12,630,029
Exchange traded funds	—	31,034,302	—	—	31,034,302
Investment companies	27,440,431	—	—	—	27,440,431
Short-term investments	—	48,598,001	30,817,498	—	79,415,499
Investment of cash collateral from securities loaned	—	3,538,203	—	—	3,538,203
Forward foreign currency contracts	—	—	825,485	—	825,485
Futures contracts	—	1,283,521	—	—	1,283,521
Swap agreements, at value	—	—	797,169	—	797,169
Total	$27,440,431	$237,540,885	$71,467,559	$—	$336,448,875

Liabilities
Forward foreign currency contracts	$—	$—	$(856,123)	$—	$(856,123)
Futures contracts	—	(2,429,009)	—	—	(2,429,009)
Swap agreements, at value	—	—	(721,300)	—	(721,300)
Total	$—	$(2,429,009)	$(1,577,423)	$—	$(4,006,432)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

5	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Global Allocation Fund
Portfolio of investments – September 30, 2017 (unaudited)

Security description	Value 06/30/17	Purchases during the three months ended 09/30/17	Sales during the three months ended 09/30/17	Net realized gain during the three months ended 09/30/17	Change in net unrealized appreciation (depreciation) during the three months ended 09/30/17	Value 09/30/17	Net income earned from affiliate for the three months ended 09/30/17	Shares 09/30/17
UBS Global Corporate Bond Relationship Fund	$51,581,219	$—	$52,322,531	$3,816,560	$(3,075,248)	$—	$—	—
UBS-HALO Emerging Markets Equity Relationship Fund	24,479,787	—	—	—	2,960,644	27,440,431	—	542,859
	$76,061,006	$—	$52,322,531	$3,816,560	$(114,604)	$27,440,431	$—

6	Rate shown is the discount rate at the date of purchase unless otherwise noted.
7

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8	Payments made or received are based on the notional amount.
9

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS International Sustainable Equity Fund

Industry diversification—September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Airlines	1.84%
Auto components	1.26
Automobiles	1.02
Banks	12.42
Biotechnology	1.82
Building products	1.40
Chemicals	8.01
Diversified telecommunication services	1.16
Electrical equipment	1.56
Energy equipment & services	1.51
Equity real estate investment trusts (REITs)	2.42
Food & staples retailing	0.65
Food products	1.03
Health care equipment & supplies	1.88
Household durables	1.39
Household products	1.91
Insurance	11.48
IT services	2.03
Machinery	6.97
Marine	1.70
Media	1.03
Oil, gas & consumable fuels	4.62
Personal products	3.62
Pharmaceuticals	5.48
Professional services	1.30
Real estate management & development	1.40
Semiconductors & semiconductor equipment	4.66
Software	5.40
Technology hardware, storage & peripherals	0.93
Trading companies & distributors	1.94
Water utilities	1.10
Wireless telecommunication services	1.78
Total common stocks	96.72%
Short-term investments	5.43
Investment of cash collateral from securities loaned	1.24
Total investments	103.39%
Liabilities, in excess of cash and other assets	(3.39)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 96.72%
Australia: 4.45%
Mirvac Group, REIT	468,594	$841,724
Santos Ltd.*	224,594	708,210
Total Australia common stocks		1,549,934

Brazil: 1.10%
Cia de Saneamento Basico do Estado de Sao Paulo*	36,400	382,486

Cayman Islands: 1.41%
Sino Biopharmaceutical Ltd.	465,000	491,692

China: 3.03%
Ping An Insurance Group Co. of China Ltd., H Shares	137,500	1,055,242

Denmark: 3.29%
AP Moller - Maersk A/S, Class B	311	590,758
Novo Nordisk A/S, Class B	11,591	554,122
Total Denmark common stocks		1,144,880

France: 7.71%
AXA SA	11,356	343,460
Credit Agricole SA	40,306	732,667
Sanofi	6,302	625,734
Schneider Electric SE*	6,226	541,807
Valeo SA	5,917	439,040
Total France common stocks		2,682,708

Germany: 8.58%
Bayerische Motoren Werke AG	3,511	356,165
Carl Zeiss Meditec AG	12,517	653,370
Infineon Technologies AG	22,793	572,993
Jungheinrich AG (Preference)	15,579	716,719
SAP SE	6,280	687,976
Total Germany common stocks		2,987,223

Hong Kong: 1.40%
Sun Hung Kai Properties Ltd.	30,000	487,352

India: 3.34%
ICICI Bank Ltd. ADR	53,290	456,162
Infosys Ltd. ADR	48,400	706,156
Total India common stocks		1,162,318

Indonesia: 2.37%
Bank Central Asia Tbk. PT	547,600	825,323

Japan: 14.30%
Canon, Inc.	9,500	324,617
Kao Corp.	7,900	464,768
KDDI Corp.	23,500	619,636
Kubota Corp.	34,900	634,418
Nintendo Co. Ltd.	1,600	590,944
Panasonic Corp.[1]	33,300	482,521
Shin-Etsu Chemical Co. Ltd.	5,100	455,952
Sumitomo Mitsui Financial Group, Inc.	19,700	756,312
THK Co. Ltd.	11,400	388,020
Unicharm Corp.	11,500	263,266
Total Japan common stocks		4,980,454

Jersey: 1.83%
Shire plc	12,523	635,657

Netherlands: 10.06%
ASML Holding NV	3,560	606,099
Koninklijke Ahold Delhaize NV	12,045	225,213
Koninklijke DSM NV	12,731	1,042,139
LyondellBasell Industries NV, Class A	8,415	833,506
Unilever NV CVA	13,478	797,120
Total Netherlands common stocks		3,504,077

UBS International Sustainable Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Norway: 3.13%
Statoil ASA	34,251	$685,063
Telenor ASA	19,173	405,391
Total Norway common stocks		1,090,454

South Korea: 1.27%
SK Hynix, Inc.	6,118	442,819

Spain: 3.00%
Banco Bilbao Vizcaya Argentaria SA	76,941	687,571
Mediaset Espana Comunicacion SA	31,723	358,175
Total Spain common stocks		1,045,746

Sweden: 3.89%
Assa Abloy AB, Class B	21,429	489,361
Nordea Bank AB	63,885	865,929
Total Sweden common stocks		1,355,290

Switzerland: 3.38%
Novartis AG (Registered)	2,746	235,084
Zurich Insurance Group AG	3,091	942,925
Total Switzerland common stocks		1,178,009

Taiwan: 1.04%
Uni-President Enterprises Corp.	172,000	360,177

United Kingdom: 16.63%
Aon plc	2,600	379,860
Ashtead Group plc	28,072	676,720
Aviva plc	56,412	388,921
Capita plc	59,653	451,633
Croda International plc	9,023	458,605
easyJet plc	39,224	639,657
Prudential plc	37,057	887,111
Reckitt Benckiser Group plc	4,404	402,060
Sage Group plc (The)	64,364	602,441
Tullow Oil plc*	86,041	214,564
Weir Group plc (The)	26,152	688,608
Total United Kingdom common stocks		5,790,180

United States: 1.51%
Schlumberger Ltd.	7,534	525,572
Total common stocks (cost $30,135,650)		33,677,593

Short-term investments: 5.43%
Investment companies: 5.43%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,891,980)	1,891,980	1,891,980

Investment of cash collateral from securities loaned: 1.24%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $430,236)	430,236	430,236
Total investments: 103.39% (cost $32,457,866)		35,999,809
Liabilities, in excess of cash and other assets: (3.39)%		(1,179,143)
Net assets: 100.00%		$34,820,666

UBS International Sustainable Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$33,677,593	$—	$—	$33,677,593
Short-term investments	1,891,980	—	—	1,891,980
Investment of cash collateral from securities loaned	430,236	—	—	430,236
Total	$35,999,809	$—	$—	$35,999,809

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

UBS U.S. Large Cap Equity Fund

Industry diversification—September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	2.96%
Banks	6.27
Beverages	1.81
Biotechnology	6.20
Building products	1.60
Chemicals	2.83
Communications equipment	0.88
Consumer finance	4.74
Distributors	1.28
Diversified financial services	1.92
Electronic equipment, instruments & components	0.62
Equity real estate investment trusts (REITs)	2.50
Food & staples retailing	1.03
Food products	1.92
Health care providers & services	4.58
Hotels, restaurants & leisure	1.11
Household durables	3.41
Insurance	5.36
Internet & direct marketing retail	4.04
Internet software & services	3.01
IT services	2.32
Life sciences tools & services	1.55
Machinery	2.26
Media	2.51
Oil, gas & consumable fuels	5.71
Pharmaceuticals	3.54
Semiconductors & semiconductor equipment	9.08
Software	4.12
Specialty retail	2.23
Technology hardware, storage & peripherals	1.51
Tobacco	3.74
Wireless telecommunication services	1.91
Total common stocks	98.55%
Short-term investments	1.11
Investment of cash collateral from securities loaned	1.43
Total investments	101.09%
Liabilities, in excess of cash and other assets	(1.09)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 98.55%
Aerospace & defense: 2.96%
Spirit AeroSystems Holdings, Inc., Class A	4,560	$354,403
United Technologies Corp.	4,914	570,417
		924,820
Banks: 6.27%
JPMorgan Chase & Co.	11,825	1,129,406
Wells Fargo & Co.	15,054	830,228
		1,959,634
Beverages: 1.81%
PepsiCo, Inc.	5,073	565,284

Biotechnology: 6.20%
Alexion Pharmaceuticals, Inc.*	1,990	279,177
Alnylam Pharmaceuticals, Inc.*	3,661	430,131
Celgene Corp.*	3,162	461,083
Coherus Biosciences, Inc.*	7,178	95,826
Emergent BioSolutions, Inc.*	3,501	141,615
Incyte Corp.*	1,352	157,833
Ironwood Pharmaceuticals, Inc.*	15,617	246,280
Lexicon Pharmaceuticals, Inc.*,1	10,145	124,682
		1,936,627
Building products: 1.60%
Allegion plc	5,800	501,526

Chemicals: 2.83%
LyondellBasell Industries NV, Class A	5,061	501,292
Olin Corp.	11,159	382,196
		883,488
Communications equipment: 0.88%
Arista Networks, Inc.*	1,450	274,935

Consumer finance: 4.74%
American Express Co.	7,938	718,072
Synchrony Financial	24,540	761,967
		1,480,039
Distributors: 1.28%
LKQ Corp.*	11,085	398,949

Diversified financial services: 1.92%
Voya Financial, Inc.	15,037	599,826

Electronic equipment, instruments & components: 0.62%
Jabil, Inc.	6,745	192,570

Equity real estate investment trusts (REITs): 2.50%
Simon Property Group, Inc.	4,851	781,060

Food & staples retailing: 1.03%
Walgreens Boots Alliance, Inc.	4,158	321,081

Food products: 1.92%
Mondelez International, Inc., Class A	14,732	599,003

Health care providers & services: 4.58%
Cigna Corp.	2,249	420,428
Laboratory Corp. of America Holdings*	2,992	451,703
UnitedHealth Group, Inc.	2,852	558,564
		1,430,695
Hotels, restaurants & leisure: 1.11%
Norwegian Cruise Line Holdings Ltd.*	6,404	346,136

Household durables: 3.41%
Lennar Corp., Class A	8,032	424,090
Newell Brands, Inc.	15,027	641,202
		1,065,292

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Insurance: 5.36%
Marsh & McLennan Cos., Inc.	12,123	$1,016,029
MetLife, Inc.	12,675	658,466
		1,674,495
Internet & direct marketing retail: 4.04%
Amazon.com, Inc.*	927	891,171
Expedia, Inc.	2,587	372,373
		1,263,544
Internet software & services: 3.01%
Facebook, Inc., Class A*	5,499	939,614

IT services: 2.32%
Visa, Inc., Class A	6,892	725,314

Life sciences tools & services: 1.55%
Bio-Rad Laboratories, Inc., Class A*	2,177	483,773

Machinery: 2.26%
Gardner Denver Holdings, Inc.*	14,400	396,288
Wabtec Corp.[1]	4,109	311,257
		707,545
Media: 2.51%
CBS Corp. (Non-Voting), Class B	5,932	344,056
Walt Disney Co. (The)	4,485	442,086
		786,142
Oil, gas & consumable fuels: 5.71%
Delek US Energy, Inc.	12,950	346,153
EOG Resources, Inc.	6,160	595,918
Hess Corp.	7,804	365,930
Noble Energy, Inc.	7,974	226,143
WPX Energy, Inc.*	21,859	251,379
		1,785,523
Pharmaceuticals: 3.54%
Allergan plc	1,615	330,994
Eli Lilly & Co.	4,920	420,857
Mallinckrodt plc*	5,849	218,577
Medicines Co. (The)*	3,702	137,122
		1,107,550
Semiconductors & semiconductor equipment: 9.08%
Cavium, Inc.*	3,149	207,645
Cirrus Logic, Inc.*	3,059	163,106
Integrated Device Technology, Inc.*	7,828	208,068
KLA-Tencor Corp.	2,116	224,296
Lam Research Corp.	1,653	305,871
Marvell Technology Group Ltd.	17,090	305,911
Micron Technology, Inc.*	14,481	569,538
Microsemi Corp.*	4,061	209,060
ON Semiconductor Corp.*	13,835	255,533
Qorvo, Inc.*	2,655	187,655
Skyworks Solutions, Inc.	1,968	200,539
		2,837,222
Software: 4.12%
Activision Blizzard, Inc.	3,828	246,944
Electronic Arts, Inc.*	1,991	235,058
PTC, Inc.*	6,029	339,312
Take-Two Interactive Software, Inc.*	2,414	246,783
Ultimate Software Group, Inc. (The)*	1,155	218,988
		1,287,085
Specialty retail: 2.23%
TJX Cos., Inc. (The)	9,441	696,085

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Technology hardware, storage & peripherals: 1.51%
Western Digital Corp.	5,470	$472,608

Tobacco: 3.74%
Philip Morris International, Inc.	10,525	1,168,380

Wireless telecommunication services: 1.91%
T-Mobile US, Inc.*	9,711	598,780
Total common stocks (cost $25,982,490)		30,794,625

Short-term investments: 1.11%
Investment companies: 1.11%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $346,761)	346,761	346,761

Investment of cash collateral from securities loaned: 1.43%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $447,796)	447,796	447,796
Total investments: 101.09% (cost $26,777,047)		31,589,182
Liabilities, in excess of cash and other assets: (1.09)%		(339,563)
Net assets: 100.00%		$31,249,619

UBS U.S. Large Cap Equity Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$30,794,625	$—	$—	$30,794,625
Short-term investments	346,761	—	—	346,761
Investment of cash collateral from securities loaned	447,796	—	—	447,796
Total	$31,589,182	$—	$—	$31,589,182

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*   Non-income producing security.

1   Security, or portion thereof, was on loan at the period end.

UBS U.S. Small Cap Growth Fund

Industry diversification—September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Airlines	0.87%
Auto components	1.20
Banks	7.62
Biotechnology	12.52
Building products	1.04
Chemicals	1.44
Communications equipment	1.10
Construction & engineering	1.51
Construction materials	1.88
Diversified consumer services	1.62
Electrical equipment	4.23
Electronic equipment, instruments & components	3.22
Energy equipment & services	1.95
Equity real estate investment trusts (REITs)	0.87
Food products	1.99
Health care equipment & supplies	4.27
Health care providers & services	3.91
Health care technology	3.81
Hotels, restaurants & leisure	3.81
Internet software & services	5.64
Life sciences tools & services	0.59
Machinery	1.94
Media	1.63
Multiline retail	1.09
Oil, gas & consumable fuels	2.02
Paper & forest products	1.59
Pharmaceuticals	3.64
Professional services	2.08
Road & rail	1.12
Semiconductors & semiconductor equipment	5.21
Software	10.24
Specialty retail	1.13
Thrifts & mortgage finance	1.25
Trading companies & distributors	0.99
Total common stocks	99.02%
Short-term investments	3.00
Investment of cash collateral from securities loaned	6.51
Total investments	108.53%
Liabilities, in excess of cash and other assets	(8.53)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 99.02%
Airlines: 0.87%
Spirit Airlines, Inc.*	27,747	$927,027

Auto components: 1.20%
Tenneco, Inc.	21,091	1,279,591

Banks: 7.62%
BankUnited, Inc.	31,268	1,112,203
Columbia Banking System, Inc.	33,875	1,426,476
FB Financial Corp.*	12,144	458,072
Guaranty Bancshares, Inc.	8,651	276,745
National Bank Holdings Corp., Class A	49,354	1,761,444
South State Corp.	16,040	1,444,402
Webster Financial Corp.	30,910	1,624,321
		8,103,663
Biotechnology: 12.52%
Aimmune Therapeutics, Inc.*	32,327	801,386
Array BioPharma, Inc.*	76,772	944,296
Avexis, Inc.*	9,398	909,069
Bluebird Bio, Inc.*	6,039	829,457
Blueprint Medicines Corp.*	10,416	725,683
Clovis Oncology, Inc.*	9,336	769,286
Exact Sciences Corp.*	45,025	2,121,578
Five Prime Therapeutics, Inc.*	11,887	486,297
Jounce Therapeutics, Inc.*	13,251	206,451
Kite Pharma, Inc.*	8,268	1,486,669
Ligand Pharmaceuticals, Inc.*	11,290	1,537,133
Loxo Oncology, Inc.*	9,023	831,199
NuCana plc ADR*	54,000	991,980
Sarepta Therapeutics, Inc.*	14,784	670,602
		13,311,086
Building products: 1.04%
NCI Building Systems, Inc.*	70,594	1,101,266

Chemicals: 1.44%
Ferro Corp.*	35,967	802,064
Ingevity Corp.*	11,752	734,148
		1,536,212
Communications equipment: 1.10%
Ciena Corp.*	53,280	1,170,562

Construction & engineering: 1.51%
EMCOR Group, Inc.	23,143	1,605,661

Construction materials: 1.88%
Summit Materials, Inc., Class A*	62,310	1,995,789

Diversified consumer services: 1.62%
Grand Canyon Education, Inc.*	17,213	1,563,285
RYB Education, Inc. ADR*	5,700	162,450
		1,725,735
Electrical equipment: 4.23%
EnerSys	20,006	1,383,815
Generac Holdings, Inc.*	39,378	1,808,632
Regal Beloit Corp.	16,568	1,308,872
		4,501,319
Electronic equipment, instruments & components: 3.22%
Universal Display Corp.	26,598	3,427,152

Energy equipment & services: 1.95%
Patterson-UTI Energy, Inc.	26,960	564,542
ProPetro Holding Corp.*,1	104,943	1,505,932
		2,070,474
Equity real estate investment trusts (REITs): 0.87%
Education Realty Trust, Inc.	25,700	923,401

Food products: 1.99%
B&G Foods, Inc.[1]	38,496	1,226,098

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Food products—(Concluded)
Blue Buffalo Pet Products, Inc.*	31,461	$891,919
		2,118,017
Health care equipment & supplies: 4.27%
ABIOMED, Inc.*	8,746	1,474,576
DexCom, Inc.*	6,988	341,888
Insulet Corp.*	7,965	438,712
K2M Group Holdings, Inc.*	20,190	428,230
Novocure Ltd.*	32,812	651,318
Wright Medical Group NV*	46,446	1,201,558
		4,536,282
Health care providers & services: 3.91%
Acadia Healthcare Co., Inc.*	29,164	1,392,873
PetIQ, Inc.*	8,600	232,888
Teladoc, Inc.*,1	41,545	1,377,217
Tenet Healthcare Corp.*,1	70,191	1,153,238
		4,156,216
Health care technology: 3.81%
Evolent Health, Inc., Class A*	87,094	1,550,273
HMS Holdings Corp.*	66,122	1,313,183
Vocera Communications, Inc.*	37,986	1,191,621
		4,055,077
Hotels, restaurants & leisure: 3.81%
Dave & Buster’s Entertainment, Inc.*	15,076	791,189
Del Taco Restaurants, Inc.*	75,777	1,162,419
Shake Shack, Inc., Class A*,1	27,215	904,354
Sonic Corp.[1]	46,752	1,189,838
		4,047,800
Internet software & services: 5.64%
Alteryx, Inc., Class A*	27,752	565,308
Cloudera, Inc.*,1	14,850	246,807
LogMeIn, Inc.	12,707	1,398,405
Mimecast Ltd.*	38,600	1,097,012
MuleSoft, Inc., Class A*,1	7,580	152,661
Wix.com Ltd.*	35,382	2,542,197
		6,002,390
Life sciences tools & services: 0.59%
Charles River Laboratories International, Inc.*	5,839	630,729

Machinery: 1.94%
Colfax Corp.*	19,265	802,195
Woodward, Inc.	16,212	1,258,213
		2,060,408
Media: 1.63%
AMC Entertainment Holdings, Inc., Class A1	42,776	628,807
IMAX Corp.*	48,810	1,105,547
		1,734,354
Multiline retail: 1.09%
Ollie’s Bargain Outlet Holdings, Inc.*	24,976	1,158,886

Oil, gas & consumable fuels: 2.02%
Callon Petroleum Co.*	56,331	633,160
Extraction Oil & Gas, Inc.*	43,303	666,433
Matador Resources Co.*,1	31,091	844,121
		2,143,714
Paper & forest products: 1.59%
Boise Cascade Co.*	48,344	1,687,206

Pharmaceuticals: 3.64%
Aclaris Therapeutics, Inc.*,1	25,636	661,665

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Pharmaceuticals—(Concluded)
Amphastar Pharmaceuticals, Inc.*	38,579	$689,407
Nektar Therapeutics*	35,406	849,744
Reata Pharmaceuticals, Inc., Class A*,1	22,103	687,403
Supernus Pharmaceuticals, Inc.*	24,515	980,600
		3,868,819
Professional services: 2.08%
Kforce, Inc.	26,513	535,563
On Assignment, Inc.*	7,724	414,624
WageWorks, Inc.*	20,851	1,265,656
		2,215,843
Road & rail: 1.12%
Saia, Inc.*	18,945	1,186,904

Semiconductors & semiconductor equipment: 5.21%
Cavium, Inc.*	21,092	1,390,807
Integrated Device Technology, Inc.*	62,448	1,659,868
Monolithic Power Systems, Inc.	10,698	1,139,872
Semtech Corp.*	35,866	1,346,768
		5,537,315
Software: 10.24%
8x8, Inc.*	121,501	1,640,264
Callidus Software, Inc.*	77,002	1,898,099
Ellie Mae, Inc.*	12,357	1,014,880
Paycom Software, Inc.*	15,543	1,165,103
Proofpoint, Inc.*	17,999	1,569,873
PROS Holdings, Inc.*	48,766	1,176,724
Upland Software, Inc.*	29,564	625,574
Varonis Systems, Inc.*	42,824	1,794,326
		10,884,843
Specialty retail: 1.13%
Children’s Place, Inc. (The)	10,148	1,198,986

Thrifts & mortgage finance: 1.25%
Essent Group Ltd.*	32,929	1,333,624

Trading companies & distributors: 0.99%
Beacon Roofing Supply, Inc.*	20,604	1,055,955
Total common stocks (cost $85,403,306)		105,292,306

Short-term investments: 3.00%
Investment companies: 3.00%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,194,765)	3,194,765	3,194,765

Investment of cash collateral from securities loaned: 6.51%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $6,921,447)	6,921,447	6,921,447
Total investments: 108.53% (cost $95,519,518)		115,408,518
Liabilities, in excess of cash and other assets: (8.53)%		(9,069,214)
Net assets: 100.00%		$106,339,304

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$105,292,306	$—	$—	$105,292,306
Short-term investments	3,194,765	—	—	3,194,765
Investment of cash collateral from securities loaned	6,921,447	—	—	6,921,447
Total	$115,408,518	$—	$—	$115,408,518

At September 30, 2017, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*   Non-income producing security.

1   Security, or portion thereof, was on loan at the period end.

UBS Total Return Bond Fund

Industry diversification—September 30, 2017 (unaudited)1

Bonds Corporate bonds	Percentage of net assets
Automobiles	0.44%
Banks	6.68
Beverages	0.51
Biotechnology	1.03
Capital markets	1.87
Chemicals	1.71
Commercial services & supplies	0.50
Communications equipment	0.14
Consumer finance	0.93
Diversified financial services	0.95
Diversified telecommunication services	2.75
Electric utilities	1.76
Electrical equipment	0.40
Electronic equipment, instruments & components	0.34
Equity real estate investment trusts (REITs)	0.41
Food & staples retailing	0.39
Food products	0.17
Health care equipment & supplies	0.17
Health care providers & services	0.24
Household durables	0.70
Industrial conglomerates	0.76
Insurance	1.54
Internet & direct marketing retail	0.67
Life sciences tools & services	0.45
Machinery	0.16
Media	1.98
Metals & mining	0.44
Oil, gas & consumable fuels	4.64
Pharmaceuticals	1.23
Real estate management & development	0.32
Road & rail	0.40
Semiconductors & semiconductor equipment	0.45
Software	0.66
Specialty retail	0.19
Technology hardware, storage & peripherals	0.70
Thrifts & mortgage finance	0.56
Tobacco	0.34
Trading companies & distributors	1.14
Wireless telecommunication services	0.26
Total corporate bonds	38.98%
Asset-backed securities	10.21
Commercial mortgage-backed securities	10.10
Mortgage-backed securities	27.84
Municipal bonds	0.76
Non-U.S. government obligations	5.67
U.S. treasury obligations	3.58
Total bonds	97.14%
Preferred stocks	0.21
Short-term investments	7.72
Total investments	105.07%
Liabilities, in excess of cash and other assets	(5.07)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds: 97.14%
Corporate bonds: 38.98%
Brazil: 1.15%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$555,000	$554,832

Canada: 1.08%
Cenovus Energy, Inc.,
5.400%, due 06/15/47[1]	80,000	80,180
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	210,000	216,300
Rogers Communications, Inc.,
5.000%, due 03/15/44	110,000	123,977
Teck Resources Ltd.,
3.750%, due 02/01/23	100,000	101,270
Total Canada corporate bonds		521,727

Cayman Islands: 0.78%
Seagate HDD Cayman,
5.750%, due 12/01/34	150,000	140,817
XLIT Ltd.,
6.375%, due 11/15/24	200,000	234,006
Total Cayman Islands corporate bonds		374,823

Colombia: 0.15%
Ecopetrol SA,
5.375%, due 06/26/26	70,000	74,459

Curacao: 0.12%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	57,000	57,570

France: 0.43%
Societe Generale SA,
4.000%, due 01/12/27[1]	200,000	205,752

Germany: 0.66%
Unitymedia GmbH,
6.125%, due 01/15/25[1]	300,000	319,875

Ireland: 0.41%
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	100,000	99,625
3.200%, due 09/23/26	100,000	98,541
Total Ireland corporate bonds		198,166

Luxembourg: 0.86%
Allergan Funding SCS,
3.800%, due 03/15/25	200,000	207,632
INEOS Group Holdings SA,
5.625%, due 08/01/24[1]	200,000	207,750
Total Luxembourg corporate bonds		415,382

Mexico: 1.13%
Mexichem SAB de CV,
4.000%, due 10/04/27[1]	200,000	199,100
Petroleos Mexicanos,
3.500%, due 01/30/23	350,000	344,960
Total Mexico corporate bonds		544,060

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands: 1.52%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	$60,000	$88,078
EDP Finance BV,
4.900%, due 10/01/19[1]	439,000	460,612
LYB International Finance BV,
4.875%, due 03/15/44	50,000	54,403
Mylan NV,
3.950%, due 06/15/26	130,000	132,303
Total Netherlands corporate bonds		735,396

Singapore: 0.34%
Flex Ltd.,
5.000%, due 02/15/23	150,000	163,255

Spain: 0.34%
Telefonica Emisiones SAU,
5.213%, due 03/08/47	150,000	164,986

United Kingdom: 2.45%
Aon plc,
3.875%, due 12/15/25	120,000	126,247
Barclays plc,
4.337%, due 01/10/28	115,000	118,688
4.836%, due 05/09/28	200,000	207,234
HSBC Holdings plc,
3.400%, due 03/08/21	260,000	268,036
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	210,364
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	250,000	255,730
Total United Kingdom corporate bonds		1,186,299

United States: 27.56%
21st Century Fox America, Inc.,
7.750%, due 12/01/45	50,000	75,688
Abbott Laboratories,
3.750%, due 11/30/26	80,000	82,055
AbbVie, Inc.,
2.500%, due 05/14/20	200,000	202,366
ADT Corp. (The),
3.500%, due 07/15/22	240,000	240,000
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	80,000	101,316
Alabama Power Co.,
6.000%, due 03/01/39	100,000	127,605
Ally Financial, Inc.,
6.250%, due 12/01/17	110,000	110,633
Amazon.com, Inc.,
4.050%, due 08/22/47[1]	60,000	60,667
Anadarko Petroleum Corp.,
5.550%, due 03/15/26	150,000	167,236
Anheuser-Busch InBev Finance, Inc.,
4.900%, due 02/01/46	215,000	244,688

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
AT&T, Inc.,
3.600%, due 02/17/23	$400,000	$411,423
4.350%, due 06/15/45	55,000	50,451
4.900%, due 08/14/37	80,000	80,943
Bank of America Corp.,
4.200%, due 08/26/24	300,000	315,279
6.110%, due 01/29/37	125,000	156,222
BAT Capital Corp.,
3.222%, due 08/15/24[1]	50,000	50,103
Biogen, Inc.,
4.050%, due 09/15/25	150,000	160,048
5.200%, due 09/15/45	50,000	58,212
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	198,028
Brighthouse Financial, Inc.,
4.700%, due 06/22/47[1]	70,000	68,341
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	100,000	120,502
Capital One Financial Corp.,
3.750%, due 07/28/26	100,000	98,994
4.200%, due 10/29/25	140,000	143,812
CCO Holdings LLC,
5.500%, due 05/01/26[1]	150,000	155,438
CF Industries, Inc.,
3.450%, due 06/01/23	150,000	148,125
Charter Communications Operating LLC,
3.579%, due 07/23/20	150,000	153,959
Cisco Systems, Inc.,
5.900%, due 02/15/39	50,000	65,823
Citigroup, Inc.,
5.500%, due 09/13/25	375,000	420,739
Comcast Corp.,
6.950%, due 08/15/37	130,000	181,173
Dell International LLC,
4.420%, due 06/15/21[1]	100,000	104,980
8.350%, due 07/15/46[1]	40,000	51,099
Devon Energy Corp.,
5.000%, due 06/15/45	80,000	84,256
DR Horton, Inc.,
4.000%, due 02/15/20	227,000	235,049
Eaton Corp.,
2.750%, due 11/02/22	190,000	191,288
Energy Transfer LP,
5.500%, due 04/15/23	500,000	514,500
Enterprise Products Operating LLC,
2.850%, due 04/15/21	105,000	106,622
Exelon Corp.,
3.400%, due 04/15/26	300,000	301,549
Ford Motor Co.,
7.450%, due 07/16/31	55,000	71,195
General Electric Co.,
Series D,
(ICE LIBOR USD 3 Month + 3.330%),
5.000%, due 01/21/21[2,3]	349,000	369,137

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Motors Co.,
6.600%, due 04/01/36	$70,000	$83,015
6.750%, due 04/01/46	50,000	60,200
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	70,000	69,782
Gilead Sciences, Inc.,
3.650%, due 03/01/26	75,000	78,286
Goldman Sachs Group, Inc. (The),
5.150%, due 05/22/45	30,000	34,324
5.750%, due 01/24/22	305,000	342,271
Home Depot, Inc. (The),
2.125%, due 09/15/26	100,000	93,866
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	80,000	77,987
International Lease Finance Corp.,
5.875%, due 08/15/22	120,000	134,328
7.125%, due 09/01/18[1]	400,000	418,807
JPMorgan Chase & Co.,
Series 1,
(ICE LIBOR USD 3 Month + 3.470%),
7.900%, due 04/30/18[2,3]	200,000	206,000
Kinder Morgan, Inc.,
5.550%, due 06/01/45	40,000	43,121
6.500%, due 09/15/20	100,000	110,489
7.250%, due 06/01/18	300,000	310,563
Kroger Co. (The),
6.900%, due 04/15/38	150,000	187,258
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	200,000	213,548
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	146,651
Marathon Petroleum Corp.,
4.750%, due 09/15/44	120,000	119,312
MetLife, Inc.,
6.400%, due 12/15/36	35,000	40,338
Microsoft Corp.,
2.375%, due 02/12/22	250,000	252,203
4.450%, due 11/03/45	60,000	67,532
Morgan Stanley,
4.350%, due 09/08/26	140,000	146,509
4.875%, due 11/01/22	350,000	379,204
MPLX LP,
4.875%, due 06/01/25	70,000	75,038
NCR Corp.,
5.000%, due 07/15/22	40,000	40,900
Netflix, Inc.,
5.500%, due 02/15/22	240,000	261,600
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	50,000	49,695
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	200,000	198,924
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	260,000	273,000

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Realogy Group LLC,
5.250%, due 12/01/21[1]	$150,000	$156,000
Reynolds American, Inc.,
7.250%, due 06/15/37	85,000	116,361
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	200,000	213,233
Smithfield Foods, Inc.,
3.350%, due 02/01/22[1]	80,000	81,418
Southern Copper Corp.,
6.750%, due 04/16/40	90,000	111,038
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	224,000
SunTrust Bank,
7.250%, due 03/15/18	220,000	225,375
Synchrony Financial,
4.500%, due 07/23/25	90,000	93,841
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[1]	60,000	61,972
Texas Instruments, Inc.,
1.850%, due 05/15/22	220,000	216,500
Thermo Fisher Scientific, Inc.,
5.300%, due 02/01/44	60,000	70,877
Time Warner Cable LLC,
8.750%, due 02/14/19	210,000	228,092
Toll Brothers Finance Corp.,
4.875%, due 11/15/25	100,000	104,150
Union Pacific Corp.,
4.050%, due 11/15/45	70,000	73,085
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	100,000	114,555
Verizon Communications, Inc.,
5.250%, due 03/16/37	140,000	153,459
Wells Fargo & Co.,
5.375%, due 11/02/43	70,000	82,479
Total United States corporate bonds		13,320,730
Total corporate bonds (cost $18,399,629)		18,837,312

Asset-backed securities: 10.21%
United States: 10.21%
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class D,
2.710%, due 09/08/22	600,000	598,375
Series 2013-4, Class C,
2.720%, due 09/09/19	34,134	34,171
Series 2016-4, Class D,
2.740%, due 12/08/22	525,000	522,029
Series 2017-1, Class D,
3.130%, due 01/18/23	350,000	351,875
Series 2017-3, Class D,
3.180%, due 07/18/23	175,000	174,821

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Capital Auto Receivables Asset Trust,
Series 2016-2, Class D,
3.160%, due 11/20/23	$475,000	$479,667
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	127,627
Dell Equipment Finance Trust,
Series 2016-1, Class D,
3.240%, due 07/22/22[1]	268,000	270,393
Drive Auto Receivables Trust,
Series 2017-2, Class B,
2.250%, due 06/15/21	250,000	250,155
Series 2017-2, Class C,
2.750%, due 09/15/23	100,000	99,845
Series 2017-1, Class D,
3.840%, due 03/15/23	75,000	75,908
Series 2017-AA, Class D,
4.160%, due 05/15/24[1]	200,000	203,384
Series 2016-CA, Class D,
4.180%, due 03/15/24[1]	175,000	180,714
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C,
2.250%, due 06/17/19	16,325	16,342
Series 2017-1, Class D,
3.170%, due 04/17/23	375,000	376,220
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	223,873
Series 2017-2, Class D,
3.730%, due 07/17/23	100,000	101,232
SoFi Professional Loan Program LLC,
Series 2017-D, Class A2FX,
2.650%, due 09/25/40[1]	125,000	124,380
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21[1]	175,000	174,486
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	275,000	271,760
Series 2015-B, Class A,
2.550%, due 06/17/24	275,000	278,149
Total asset-backed securities (cost $4,922,413)		4,935,406

Commercial mortgage-backed securities: 10.10%
United States: 10.10%
BANK 2017,
Series 2017-BNK7, Class C,
4.059%, due 09/15/60[4]	100,000	100,652
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[1]	135,000	143,987

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
COMM Mortgage Trust,
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	$350,000	$357,216
Series 2015-CR24, Class D,
3.463%, due 08/10/48[4]	150,000	118,557
Series 2013-CR8, Class A5,
3.612%, due 06/10/46[4]	250,000	261,912
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class A4,
4.236%, due 02/10/47[4]	150,000	161,769
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	85,000	89,011
CSMC Trust,
Series 2015-DEAL, Class E,
5.234%, due 04/15/29[1,4]	200,000	200,752
FREMF Mortgage Trust,
Series 2017-K724, Class B,
3.601%, due 11/25/23[1,4]	265,000	263,365
Series 2015-K48, Class B,
3.761%, due 08/25/48[1,4]	500,000	501,626
Series 2015-K50, Class B,
3.908%, due 10/25/48[1,4]	350,000	351,552
Series 2017-K64, Class B,
4.116%, due 03/25/27[1,4]	50,000	50,294
Series 2016-K55, Class B,
4.294%, due 04/25/49[1,4]	525,000	544,062
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5,
4.243%, due 08/10/46	150,000	162,015
Series 2014-GSFL, Class D,
5.134%, due 07/15/31[1,4]	170,327	170,734
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[1]	125,000	128,098
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	205,667
Series 2015-C30, Class A5,
3.822%, due 07/15/48	150,000	157,803
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
4.234%, due 06/15/33[1,4]	275,000	274,275
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
3.734%, due 11/15/27[1,4]	125,000	124,012
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
4.079%, due 12/13/29[1,4]	500,000	512,676
Total commercial mortgage-backed securities (cost $4,826,851)		4,880,035

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage-backed securities: 27.84%
United States: 27.84%
FHLMC,
#G08769 3.000%, due 07/01/47	$1,831,757	$1,838,688
#G08773 3.000%, due 08/01/47	198,286	199,098
3.500%, TBA	900,000	928,020
#G08774 3.500%, due 08/01/47	1,016,364	1,048,842
#G08771 4.000%, due 07/01/47	1,476,528	1,554,690
#Q50152 4.000%, due 08/01/47	199,199	209,837
FNMA,
3.000%, TBA	800,000	802,187
3.500%, TBA	425,000	437,966
#MA2864 3.500%, due 01/01/47	404,046	416,677
#MA3057 3.500%, due 07/01/47	1,578,785	1,628,140
4.000%, TBA	175,000	184,187
#AE1568 4.000%, due 09/01/40	190,532	201,411
#BE3702 4.000%, due 06/01/47	441,860	465,253
#688066 5.500%, due 03/01/33	44,287	49,855
#793666 5.500%, due 09/01/34	148,364	165,844
#802481 5.500%, due 11/01/34	33,896	37,966
#596124 6.000%, due 11/01/28	47,876	54,276
GNMA,
#MA4585 3.000%, due 07/20/47	696,388	706,667
#MA4718 3.000%, due 09/20/47	500,000	507,380
3.500%, TBA	25,000	25,982
#MA4510 3.500%, due 06/20/47	718,603	747,823
#MA4586 3.500%, due 07/20/47	696,552	724,875
4.000%, TBA	475,000	500,142
#781029 6.500%, due 05/15/29	12,637	14,538
Total mortgage-backed securities (cost $13,426,811)		13,450,344

Municipal bonds: 0.76%
State of California, GO Bonds,
7.300%, due 10/01/39 (cost $372,688)	250,000	366,770

Non-U.S. government obligations: 5.67%
Argentina: 0.81%
Republic of Argentina,
7.500%, due 04/22/26	350,000	393,400

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Non-U.S. government obligations—(Concluded)
Brazil: 0.63%
Federative Republic of Brazil,
6.000%, due 04/07/26		$275,000	$305,525

Chile: 0.43%
Republic of Chile,
3.250%, due 09/14/21		200,000	208,300

Colombia: 0.61%
Republic of Colombia,
8.125%, due 05/21/24		230,000	294,745

Indonesia: 0.26%
Republic of Indonesia,
6.625%, due 02/17/37[1]		100,000	127,357

Ivory Coast: 0.41%
Ivory Coast Government Bond,
6.125%, due 06/15/33[1]		200,000	196,250

Mexico: 0.38%
United Mexican States,
4.000%, due 10/02/23		100,000	105,700
4.150%, due 03/28/27		60,000	63,120
6.750%, due 09/27/34		10,000	13,088
			181,908
New Zealand: 1.35%
New Zealand Government Bond,
3.000%, due 09/20/30[5,6]	NZD	805,728	649,666

Peru: 0.27%
Republic of Peru,
7.350%, due 07/21/25		$100,000	131,150

Turkey: 0.23%
Republic of Turkey,
6.875%, due 03/17/36		100,000	112,750

Uruguay: 0.29%
Oriental Republic of Uruguay,
7.625%, due 03/21/36		100,000	140,250
Total non-U.S. government obligations (cost $2,704,741)			2,741,301

U.S. treasury obligations: 3.58%
U.S. Treasury Bonds,
2.750%, due 08/15/47		210,000	205,291
3.000%, due 05/15/47		485,000	498,698
U.S. Treasury Notes,
1.625%, due 08/31/22		1,040,000	1,025,375
Total U.S. treasury obligations (cost $1,739,811)			1,729,364
Total bonds (cost $46,392,944)			46,940,532

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Preferred stocks: 0.21%
United States: 0.21%
JPMorgan Chase & Co., 5.450%, due 03/01/18[3] (cost $102,000)	4,000	$102,000

Short-term investments: 7.72%
Investment companies: 7.72%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,732,438)	3,732,438	3,732,438
Total investments: 105.07% (cost $50,227,382)		50,774,970
Liabilities, in excess of cash and other assets: (5.07%)		(2,451,116)
Net assets: 100.00%		$48,323,854

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	RUB	10,455,000	USD	178,997	10/18/17	$(2,146)
BB	USD	181,599	RUB	10,455,000	10/18/17	(455)
BB	USD	340,166	TRY	1,175,000	10/18/17	(11,933)
BB	ZAR	4,890,000	USD	365,271	10/18/17	4,987
BOA	BRL	825,000	USD	257,757	10/18/17	(2,160)
BOA	MXN	3,100,000	USD	170,303	10/18/17	501
BOA	TRY	625,000	USD	174,991	10/18/17	399
BOA	TRY	550,000	USD	152,991	10/18/17	(650)
BOA	USD	265,786	BRL	825,000	10/18/17	(5,869)
BOA	USD	174,192	MXN	3,100,000	10/18/17	(4,390)
BOA	USD	378,228	ZAR	4,890,000	10/18/17	(17,944)
JPMCB	AUD	160,000	USD	125,643	10/30/17	182
JPMCB	EUR	675,000	USD	793,508	10/30/17	(5,455)
JPMCB	NZD	930,000	USD	669,670	10/30/17	(1,693)
JPMCB	USD	968,119	SEK	7,890,000	10/30/17	2,078
Net unrealized depreciation on forward foreign currency contracts						$(44,548)

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 10 Year Ultra Note, 17 contracts (USD)	December 2017	$2,303,897	$2,283,578	$(20,319)
U.S. Treasury Ultra Bond, 15 contracts (USD)	December 2017	2,517,194	2,476,875	(40,319)
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Note, 17 contracts (USD)	December 2017	(2,146,194)	(2,130,312)	15,882
U.S. Treasury 2 Year Note, 6 contracts (USD)	December 2017	(1,294,867)	(1,294,219)	648
U.S. Treasury 5 Year Note, 4 contracts (USD)	December 2017	(471,901)	(470,000)	1,901
U.S. Treasury Long Bond, 4 contracts (USD)	December 2017	(614,929)	(611,250)	3,679
Interest rate futures buy contracts:
Australia 10 Year Bond, 9 contracts (AUD)	December 2017	896,528	896,865	337
Australia 3 Year Bond, 49 contracts (AUD)	December 2017	4,277,545	4,267,704	(9,841)
Euro-BTP, 7 contracts (EUR)	December 2017	1,121,640	1,116,564	(5,076)
Interest rate futures sell contracts:
Euro-Bund, 6 contracts (EUR)	December 2017	(1,148,240)	(1,141,786)	6,454
Euro-Schatz, 27 contracts (EUR)	December 2017	(3,579,141)	(3,578,214)	927
Long Gilt, 14 contracts (GBP)	December 2017	(2,384,566)	(2,323,989)	60,577
Net unrealized appreciation on futures contracts				$14,850

Centrally cleared credit default swap agreements on credit indices-sell protection7

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[8]	Upfront payments made	Value	Unrealized appreciation	Credit spread[9]
CDX.NA.HY. Series 29 Index	USD	1,100,000	12/20/22	Quarterly	5.000%	$(83,639)	$87,878	$4,239	3.246%

UBS Total Return Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$18,837,312	$—	$18,837,312
Asset-backed securities	—	4,935,406	—	4,935,406
Commercial mortgage-backed securities	—	4,880,035	—	4,880,035
Mortgage-backed securities	—	13,450,344	—	13,450,344
Municipal bonds	—	366,770	—	366,770
Non-U.S. government obligations	—	2,741,301	—	2,741,301
U.S. treasury obligations	—	1,729,364	—	1,729,364
Preferred stocks	102,000	—	—	102,000
Short-term investments	3,732,438	—	—	3,732,438
Forward foreign currency contracts	—	8,147	—	8,147
Futures contracts	90,405	—	—	90,405
Swap agreements, at value	—	87,878	—	87,878
Total	$3,924,843	$47,036,557	$—	$50,961,400

Liabilities
Forward foreign currency contracts	$—	$(52,695)	$—	$(52,695)
Futures contracts	(75,555)	—	—	(75,555)
Total	$(75,555)	$(52,695)	$—	$(128,250)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2   Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate at the period end and changes periodically.

3   Perpetual investment. Date shown reflects the next call date.

4   Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

5   Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6   Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

7   If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8   Payments made or received are based on the notional amount.

9   Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Municipal Bond Fund

Portfolio statistics—September 30, 2017 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
Arizona	1.21%
California	4.77
Colorado	1.42
Connecticut	3.83
District of Columbia	0.95
Florida	10.00
Georgia	1.34
Illinois	11.07
Indiana	0.31
Kentucky	2.16
Maryland	2.02
Massachusetts	4.68
Michigan	0.90
Mississippi	1.63
Missouri	0.39
Nebraska	1.16
Nevada	1.72
New Jersey	4.81
New York	9.73
Ohio	0.94
Pennsylvania	9.07
Rhode Island	0.93
Tennessee	0.93
Texas	19.75
Washington	0.94
Wisconsin	1.75
Total long-term municipal bonds	98.41%
U.S. treasury obligations	1.71
Total bonds	100.12%
Short-term investments	0.02
Total investments	100.14%
Liabilities, in excess of cash and other assets	(0.14)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds: 100.12%
Long-term municipal bonds: 98.41%
Arizona: 1.21%
Salt River Project Agricultural Improvement and Power District, Electric System Revenue Bonds,
Series A,
5.000%, due 01/01/23	$1,325,000	$1,558,492

California: 4.77%
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	1,500,000	1,807,590
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,168,950
5.000%, due 06/01/33	650,000	756,372
State of California, Various Purpose, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,421,260
		6,154,172
Colorado: 1.42%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,545,000	1,827,179

Connecticut: 3.83%
Connecticut Health & Educational Facilities Authority, Fairfield University Revenue Bonds,
Series M,
5.000%, due 07/01/18[1]	1,100,000	1,133,869
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,464,713
Series B,
5.000%, due 04/15/25	2,000,000	2,343,540
		4,942,122
District of Columbia: 0.95%
District of Columbia, GO Bonds,
Series E,
5.000%, due 06/01/25	1,000,000	1,222,400

Florida: 10.00%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,156,290
Miami-Dade County Revenue Bonds,
5.000%, due 10/01/26	1,000,000	1,215,540
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,158,270

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Florida—(Continued)
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	$1,020,000	$1,225,061
South Florida Water Management District, COP,
5.000%, due 10/01/34	1,000,000	1,157,290
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,325,200
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,168,800
Series D,
5.000%, due 02/01/23	1,000,000	1,161,610
5.000%, due 11/01/31	1,000,000	1,163,580
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,173,820
		12,905,461
Georgia: 1.34%
State of Georgia, GO Bonds,
Series F,
5.000%, due 07/01/26	1,385,000	1,729,810

Illinois: 11.07%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,165,630
5.000%, due 01/01/31	1,050,000	1,218,619
5.250%, due 01/01/29	500,000	577,430
Series C,
5.000%, due 01/01/23	2,900,000	3,387,084
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	2,002,752
5.000%, due 11/15/26	1,500,000	1,768,290
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,205,930
5.000%, due 01/01/40	1,000,000	1,134,290
State of Illinois, Sales Tax Revenue Bonds,
5.000%, due 06/15/22	1,105,000	1,248,341
NATL-RE,
5.750%, due 06/15/20	510,000	567,727
		14,276,093
Indiana: 0.31%
Indiana Finance Authority, Sisters St. Francis Health System Revenue Bonds,
Series J,
0.920%, due 11/01/37[2]	400,000	400,000

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Kentucky: 2.16%
Kentucky Property & Buildings Community Project No. 87 Revenue Bonds,
AGC,
5.250%, due 02/01/19[1]	$2,635,000	$2,782,560

Maryland: 2.02%
State of Maryland, GO Bonds,
5.000%, due 06/01/26	2,180,000	2,611,923

Massachusetts: 4.68%
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	1,125,000	1,314,877
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series D,
5.000%, due 07/01/26	1,500,000	1,854,360
The Commonwealth of Massachusetts, GO Bonds,
Series A,
2.000%, due 04/23/18	1,950,000	1,962,714
Series B,
5.000%, due 07/01/22	780,000	908,162
		6,040,113
Michigan: 0.90%
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,160,136

Mississippi: 1.63%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
0.910%, due 12/01/30[2]	100,000	100,000
Series E,
0.910%, due 12/01/30[2]	300,000	300,000
Series F,
0.910%, due 12/01/30[2]	800,000	800,000
Series G,
0.870%, due 12/01/30[2]	100,000	100,000
Mississippi Development Bank, Industrial Water System Project, GO Bonds,
0.870%, due 12/01/39[2]	800,000	800,000
		2,100,000
Missouri: 0.39%
Missouri Health and Educational Facilities Authority, Washington University Revenue Bonds,
Series D,
0.850%, due 09/01/30[2]	500,000	500,000

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Nebraska: 1.16%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	$1,250,000	$1,502,388

Nevada: 1.72%
Clark County, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,214,427

New Jersey: 4.81%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,190,750
Series E,
5.000%, due 01/01/34	860,000	993,799
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	500,000	512,815
5.000%, due 06/01/20	1,000,000	1,088,110
Series Q,
5.000%, due 08/15/19	1,500,000	1,600,800
Series T,
5.000%, due 06/01/20	750,000	816,082
		6,202,356
New York: 9.73%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	1,000,000	1,250,660
Series F, Subseries F-3,
0.840%, due 03/01/42[2]	600,000	600,000
Series E,
5.000%, due 08/01/26	1,000,000	1,237,510
Subseries D-4,
0.850%, due 08/01/40[2]	600,000	600,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,207,630
New York City Transitional Finance Authority Revenue Bonds,
Subseries A-4,
0.850%, due 08/01/43[2]	200,000	200,000
Subseries B-1,
5.000%, due 08/01/33	1,000,000	1,174,080
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,181,320
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/25	2,000,000	2,451,520
Port Washington Union Free School District, GO Bonds,
2.000%, due 08/08/18	2,425,000	2,445,370

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
New York—(Concluded)
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Revenue Bonds,
Subseries B-2,
0.850%, due 01/01/32[2]	$200,000	$200,000
		12,548,090
Ohio: 0.94%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.000%, due 01/01/32	1,000,000	1,208,780

Pennsylvania: 9.07%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/20	1,590,000	1,748,348
Series A,
5.000%, due 08/01/22	1,000,000	1,147,350
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,920,915
5.000%, due 09/15/25	1,500,000	1,790,460
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-1,
5.000%, due 12/01/24	1,500,000	1,799,400
Series A-2,
5.000%, due 12/01/28	1,000,000	1,216,220
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,000,000	1,166,070
Philadelphia Municipal Authority, City Agreement Revenue Bonds,
Series A,
5.000%, due 11/15/17	910,000	914,934
		11,703,697
Rhode Island: 0.93%
Rhode Island Industrial Facilities Corp., Exxon Mobil Project, Marine Terminal Refunding Revenue Bonds,
0.850%, due 02/01/25[2]	100,000	100,000
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	1,000,000	1,101,880
		1,201,880
Tennessee: 0.93%
State of Tennessee, GO Bonds,
Series B,
5.000%, due 08/01/23	1,000,000	1,194,960

Texas: 19.75%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,187,200

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Texas—(Concluded)
Conroe Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/24	$1,960,000	$2,353,470
Garland Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	1,200,000	1,458,984
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital Revenue Bonds,
Subseries C-2,
0.880%, due 12/01/27[2]	600,000	600,000
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,
0.880%, due 12/01/41[2]	100,000	100,000
Houston Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/26	2,000,000	2,459,820
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project Revenue Bonds,
0.870%, due 05/01/46[2]	100,000	100,000
0.870%, due 11/01/51[2]	200,000	200,000
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,554,129
Plano Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	2,000,000	2,440,700
State of Texas Revenue Bonds,
4.000%, due 08/30/18	6,785,000	6,969,348
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,000,000	1,230,250
Texas A&M University, Financing System Revenue Bonds,
Series C,
5.000%, due 05/15/26	2,275,000	2,818,043
		25,471,944
Washington: 0.94%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue Bonds,
Series S-1,
5.000%, due 11/01/24	1,000,000	1,220,590

Wisconsin: 1.75%
Shawano School District, GO Bonds,
AGC,
4.250%, due 03/01/18[1]	500,000	506,940

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Long-term municipal bonds—(Concluded)
Wisconsin—(Concluded)
State of Wisconsin, GO Bonds,
Series A,
5.000%, due 05/01/34	$1,500,000	$1,747,575
		2,254,515
Total long-term municipal bonds (cost $125,717,639)		126,934,088

U.S. treasury obligations: 1.71%
U.S. Treasury Notes,
1.875%, due 07/31/22 (cost $2,208,794)	2,200,000	2,194,500
Total bonds (cost $127,926,433)		129,128,588

	Shares
Short-term investments: 0.02%
Investment companies: 0.02%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $32,212)	32,212	32,212
Total investments: 100.14% (cost $127,958,645)		129,160,800
Liabilities, in excess of cash and other assets: (0.14%)		(176,131)
Net assets: 100.00%		$128,984,669

UBS Municipal Bond Fund
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$126,934,088	$—	$126,934,088
U.S. treasury obligations	—	2,194,500	—	2,194,500
Short-term investments	32,212	—	—	32,212
Total	$32,212	$129,128,588	$—	$129,160,800

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1   Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

2   Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

To Be Announced. TBA security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations

BB	Barclays Bank plc
BOA	Bank of America NA
CITI	Citibank NA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2017

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	November 29, 2017